          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2000


                                             1933 ACT REGISTRATION NO. 333-79201
                                             1940 ACT REGISTRATION NO. 811-07325


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                                 PRE-EFFECTIVE AMENDMENT NO. ___ [ ]
                                POST-EFFECTIVE AMENDMENT NO. _1_ [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                  POST-EFFECTIVE AMENDMENT NO. 10 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                           PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-5740

    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-4708

                     (Name and address of agent for service)

                                   Copies to:

        CHRISTOPHER E. PALMER                       LEE D. AUGSBURGER
         SHEA & GARDNER                       ASSISTANT GENERAL COUNSEL
1800 MASSACHUSETTS AVENUE, N.W.      THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
     WASHINGTON, D.C. 20036                      100 MULBERRY STREET
         (202) 828-2093                     NEWARK, NEW JERSEY 07102-4077
                                                      (973) 367-1388





It is proposed that this filing will become effective (check appropriate space):
      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
      [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] on __________pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
      [ ] on __________pursuant to paragraph (a)(1) of Rule 485

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

DISCOVERY CHOICE(SM)

VARIABLE ANNUITY


PROSPECTUS: MAY 1, 2000


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE). PRUCO LIFE IS A WHOLLY OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.



THE FUNDS


Discovery Choice offers a wide variety of investment choices, including 26 variable investment options that invest in mutual funds managed by these leading asset managers.


PRUDENTIAL INVESTMENTS

AIM ADVISORS


ALLIANCE CAPITAL MANAGEMENT L.P.


AMERICAN CENTURY


DAVIS SELECTED ADVISERS, L.P.


FRANKLIN ADVISERS

JANUS CAPITAL

MFS

OPPENHEIMER CAPITAL

T. ROWE PRICE

WARBURG PINCUS


PLEASE READ THIS PROSPECTUS

Please read this prospectus before purchasing a Discovery Choice variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.

TO LEARN MORE ABOUT DISCOVERY CHOICE


To learn more about the Discovery Choice variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The
SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549. The SEC also maintains a Web site (http://www.sec.gov) that contains the Discovery Choice SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 33 of this prospectus.


FOR A FREE COPY OF THE SAI CALL US AT:

-      (888) PRU-2888 or write to us at:


-      Pruco Life Insurance Company
       213 Washington Street
       Newark, New Jersey 07102-2992


-      Prudential Annuity Service Center
       P.O. Box 14215
       New Brunswick, New Jersey 08906


---------------------------------

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY CHOICE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CONTENTS

PART I: DISCOVERY CHOICE PROSPECTUS
-----------------------------------
SUMMARY
-------
            Glossary................................................................7
            Summary.................................................................8
            Summary of Contract Expenses...........................................10
            Expense Examples.......................................................12



PART II: DISCOVERY CHOICE PROSPECTUS
------------------------------------
SECTIONS 1-9
------------

      Section 1: What Is The Discovery Choice Variable Annuity?....................16
            Short Term Cancellation Right or "Free Look".......................... 16

      Section 2: What Investment Options Can I Choose?.............................17
            Variable Investment Options............................................17
            Transfers Among Options................................................18
            Dollar Cost Averaging.. ...............................................18
            Asset Allocation Program...............................................19
            Auto-Rebalancing.......................................................19
            Voting Rights..........................................................19
            Substitution...........................................................19

      Section 3: What Kind Of Payments Will I Receive During The Income Phase?
        (Annuitization)............................................................20
            Payment Provisions.....................................................20
                  Option 1: Annuity Payments for a Fixed Period....................20
                  Option 2: Life Annuity with 120 Payments (10 Years) Certain......20
                  Option 3: Interest Payment Option................................20
                  Option 4: Other Annuity Options..................................20

      Section 4: What is the Death Benefit?........................................21
            Beneficiary............................................................21
            Calculation of the Death Benefit.......................................21

      Section 5: How Can I Purchase A Discovery Choice Contract?...................22
            Purchase Payments......................................................22
            Allocation of Purchase Payments........................................22
            Calculating Contract Value.............................................22


      Section 6: What Are The Expenses Associated With The Discovery Select
        Contract?..................................................................23
            Insurance Charges......................................................23
            Contract Maintenance Charge............................................23
            Premium Taxes..........................................................23
            Transfer Fee...........................................................23
            Company Taxes..........................................................23


      Section 7: How Can I Access My Money?........................................24
            Withdrawals During the Accumulation Phase..............................24
            Automated Withdrawals..................................................24
            Suspension of Payments or Transfers....................................24

      Section 8: What Are The Tax Considerations Associated With
        The Discovery Choice Contract?.............................................25
            Contracts Owned by Individuals (Not Associated with Tax Favored
              Retirement Plans)....................................................25
            Contracts Held by Tax-Favored Plans....................................27

      Section 9: Other Information.................................................31
            Pruco Life Insurance Company...........................................31
            The Separate Account...................................................31
            Sale and Distribution of the Contract .................................31
            Assignment.............................................................31
            Financial Statements...................................................33
            Statement of Additional Information....................................33
            Accumulation Unit Values...............................................34
            IRA Disclosure Statement...............................................36

PART III: PROSPECTUSES
----------------------
VARIABLE INVESTMENT OPTIONS
---------------------------

 THE PRUDENTIAL SERIES FUND

 AIM VARIABLE INSURANCE FUNDS

 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

 DAVIS VARIABLE ACCOUNT FUND, INC.

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

 JANUS ASPEN SERIES

 MFS VARIABLE INSURANCE TRUST

 OCC ACCUMULATION TRUST

 T. ROWE PRICE

 WARBURG PINCUS TRUST

                      THIS PAGE INTENTIONALLY LEFT BLANK

PART I SUMMARY

DISCOVERY CHOICE PROSPECTUS

[PHOTO]

                      THIS PAGE INTENTIONALLY LEFT BLANK

GLOSSARY

WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.


ACCUMULATION PHASE

The period that begins with the contract date (see definition below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT

The person whose life determines the amount of income payments that will be paid.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CONTRACT DATE

The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract.

DEATH BENEFIT

If the sole or last surviving owner dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page 21.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract.

PRUDENTIAL ANNUITY SERVICE CENTER


P.O. Box 14215, New Brunswick, New Jersey, 08906. The phone number is
(888) PRU-2888.


PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, with some restrictions you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY                                7

SUMMARY FOR SECTIONS 1-9

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE DISCOVERY CHOICE VARIABLE ANNUITY?


The Discovery Choice Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life Insurance Company will hereafter be referred to as Pruco Life, We or Us). The contract allows you to invest on a tax-deferred basis in one or more of 26 variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.


     The variable investment options are designed to offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.


     You can invest your money in any or all of the variable investment options. You are allowed 12 tax-free transfers each contract year among the variable investment options, without a charge.


     The contract, like all deferred annuity contracts, has two phases: the accumulation phase; and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you selected.


     If you change your mind about owning Discovery Choice, you may cancel your contract within 10 days after receiving it (or whatever time period is required under the applicable state law). This time period is referred to as the Free Look period.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any or all of the variable investment options that use the mutual funds described in the fund prospectuses provided with this prospectus:


The Prudential Series Fund
     Diversified Bond Portfolio
     Diversified Conservative Growth Portfolio
     Equity Income Portfolio
     Equity Portfolio
     Global Portfolio
     High Yield Bond Portfolio
     Money Market Portfolio
     Prudential Jennison Portfolio
     Small Capitalization Stock Portfolio
     Stock Index Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds
     AIM V.I. Growth and Income Fund
     AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.
     Alliance Premier Growth Portfolio


American Century Variable Portfolios, Inc.
     American Century VP Value


Davis Variable Account Fund, Inc.
     Davis Value Portfolio



Franklin Templeton Variable Insurance Products Trust
     Franklin Small Cap Fund - Class 2


Janus Aspen Series
     Growth Portfolio
     International Growth Portfolio

MFS Variable Insurance Trust
     Emerging Growth Series
     Research Series

OCC Accumulation Trust
     Managed Portfolio
     Small Cap Portfolio

T.Rowe Price
     Equity Series - Equity Income Portfolio
     International Series - International Stock Portfolio


Warburg Pincus Trust
     Global Post-Venture Capital Portfolio




8                                PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY

SUMMARY OF SECTIONS 1-9 CONTINUED


     Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options that you choose. Performance information for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

SECTION 4
WHAT IS THE DEATH BENEFIT?

If the sole or last surviving owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.

SECTION 5
HOW CAN I PURCHASE A DISCOVERY CHOICE ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. Generally, you can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT?

The contract has insurance features and investment features, and there are costs related to each. Each year we deduct a contract maintenance charge if your contract value is less than $50,000. This charge is equal to the lesser of $30 or 2% of your contract value. For insurance and administrative costs, we also deduct an annual charge of 1.35% or 1.65% of the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you choose.


     There are a few states/jurisdictions that assess a premium tax when you begin receiving regular income payments from your annuity. In those states, we will assess the required premium tax charge, which can range up to 5%.



     There are also charges made by the mutual funds which are invested in by the variable investment options. These charges currently range from 0.39% to 1.40% per year of a fund's average daily assets.


SECTION 7
HOW CAN I ACCESS MY MONEY?

You may take money out at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well.

SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT?

Your earnings are generally not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contracts are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 9
OTHER INFORMATION

This contract is issued by Pruco Life, a subsidiary of the Prudential Insurance Company of America, and sold by registered representatives.



PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY                                9

SUMMARY OF CONTRACT EXPENSES

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR DISCOVERY CHOICE. THIS SUMMARY INCLUDES THE EXPENSES OF THE MUTUAL FUNDS USED BY THE VARIABLE INVESTMENT OPTIONS BUT DOES NOT INCLUDE ANY CHARGE FOR PREMIUM TAXES THAT MIGHT BE APPLICABLE IN YOUR STATE.

For More Detailed Information:

More detailed information can be found on page 23 under the section called, "What Are The Expenses Associated With The Discovery Choice Variable Annuity?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.


TRANSACTION EXPENSES
-------------------------------------------------------------------------------

TRANSFER FEE (see Note 1 below)
-------------------------------------------------------------------------------
            first 12 transfers per year                   $ 0.00
            each transfer after 12                        $10.00

ANNUAL CONTRACT FEE AND CONTRACT CHARGE UPON FULL WITHDRAWAL (see Note 2 below)
-------------------------------------------------------------------------------
                                                          $30.00

ANNUAL ACCOUNT EXPENSES
-------------------------------------------------------------------------------
            AS A PERCENTAGE OF THE AVERAGE ACCOUNT VALUE
            Basic Death Benefit Option
            Insurance Charge:                              1.35%
            Enhanced Death Benefit Option
            Insurance Charge:                              1.65%


NOTE 1: You will not be charged for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing.

NOTE 2: This fee is assessed annually and at the time of a full withdrawal provided the value of your contract is less than $50,000.


NOTES FOR ANNUAL MUTUAL FUND EXPENSES (APPEARING ON PAGE 11)


These expenses are based on the historical fund expenses for the year ended December 31, 1999, except as indicated. Fund expenses are not fixed or guaranteed by the Discovery Choice contract and may vary from year to year.






(1) ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



The Fund maintains a distribution plan or "12b-1 Plan," for this class of shares under which an annual fee of 0.25% of the class's average daily net assets is paid to the Fund's distributor. This fee is included in Other Expenses and is discussed in the Fund's prospectus.





(2) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND T. ROWE PRICE FUNDS


Investment Management Fees include ordinary expenses of operating the funds.


(3) JANUS ASPEN SERIES


Table reflects expenses based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee.



(4) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



Table reflects restated management fees and expenses based on a merger that became effective on May 1, 2000. The formally adopted distribution plan or "12b-1 Plan", provides for a maximum annual fee of 0.35% of the Fund's average daily net assets, however the Fund's Board of Trustees has set the current rate at 0.25%.



(5) WARBURG PINCUS TRUST AND DAVIS VARIABLE ACCOUNT FUND, INC.



Fee waivers and expense reimbursement or credits reduced Investment Management Fees and Other expenses during 1999, but may be discontinued at any time.



(6) MFS VARIABLE INSURANCE TRUST



An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01%




10                               PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY

ANNUAL MUTUAL FUND EXPENSES (AFTER REIMBURSEMENT, IF ANY):
---------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                                                    INVESTMENT       OTHER     TOTAL CONTRACTUAL    TOTAL ACTUAL
                                                                  MANAGEMENT FEES   EXPENSES        EXPENSES          EXPENSES*
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
            Diversified Bond Portfolio                                 0.40%          0.03%           0.43%             0.43%
            Diversified Conservative Growth Portfolio                  0.75%          0.30%           1.05%             1.05%
            Equity Income Portfolio                                    0.40%          0.02%           0.42%             0.42%
            Equity Portfolio                                           0.45%          0.02%           0.47%             0.47%
            Global Portfolio                                           0.75%          0.09%           0.84%             0.84%
            High Yield Bond Portfolio                                  0.55%          0.05%           0.60%             0.60%
            Money Market Portfolio                                     0.40%          0.02%           0.42%             0.42%
            Prudential Jennison Portfolio                              0.60%          0.03%           0.63%             0.63%
            Small Capitalization Stock Portfolio                       0.40%          0.05%           0.45%             0.45%
            Stock Index Portfolio                                      0.35%          0.04%           0.39%             0.39%
            20/20 Focus Portfolio                                      0.75%          0.34%           1.09%             1.09%


AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------------------
            AIM V.I. Growth and Income Fund                            0.61%          0.16%           0.77%             0.77%
            AIM V.I. Value Fund                                        0.61%          0.15%           0.76%             0.76%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (1)
---------------------------------------------------------------------------------------------------------------------------------
            Alliance Premier Growth Portfolio - Class B                1.00%          0.29%            1.29%            1.29%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.(2)
---------------------------------------------------------------------------------------------------------------------------------
            American Century VP Value                                   1.00%          0.00%           1.00%            1.00%


DAVIS VARIABLE ACCOUNT FUND, INC. (5)
---------------------------------------------------------------------------------------------------------------------------------
            Davis Value Portfolio                                       0.75%          1.54%           2.29%            1.00%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST(4)
---------------------------------------------------------------------------------------------------------------------------------
            Franklin Small Cap Fund - Class 2                           0.55%          0.52%           1.07%            1.07%


JANUS ASPEN SERIES(3)
---------------------------------------------------------------------------------------------------------------------------------
            Growth Portfolio                                            0.65%          0.02%           0.67%            0.67%
            International Growth Portfolio                              0.65%          0.11%           0.76%            0.76%


MFS VARIABLE INSURANCE TRUST (6)
---------------------------------------------------------------------------------------------------------------------------------
            Emerging Growth Series                                      0.75%          0.09%           0.84%            0.83%
            Research Series                                             0.75%          0.11%           0.86%            0.85%


OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
            Managed Portfolio                                           0.77%          0.06%           0.83%            0.83%
            Small Cap Portfolio                                         0.80%          0.09%           0.89%            0.89%


T. ROWE PRICE(2)
---------------------------------------------------------------------------------------------------------------------------------
            Equity Series - Equity Income Portfolio                     0.85%          0.00%           0.85%            0.85%
            International Series - International Stock Portfolio        1.05%          0.00%           1.05%            1.05%


WARBURG PINCUS TRUST(5)
---------------------------------------------------------------------------------------------------------------------------------
            Global Post-Venture Capital Portfolio                       1.25%          0.33%           1.58%            1.40%



* Reflects the effect of management fee waivers and reimbursement of expenses, if any. See notes on page 10.


The "Expense Examples" on the following pages are calculated using the Total Actual Expenses.


PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY                               11

EXPENSE EXAMPLES

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY DISCOVERY CHOICE. YOU CAN ALSO USE THE EXAMPLE TO COMPARE THE COST OF DISCOVERY CHOICE WITH OTHER VARIABLE ANNUITY CONTRACTS.

Example 1: Basic Death Benefit Option
This example assumes that you:
-    Invest $10,000 in Discovery Choice;
-    Elect the BASIC Death Benefit Option;
-    Allocate all of your assets to only one of the variable investment options;
-    That investment has a 5% return each year; and
-    The mutual fund's operating expenses remain the same each year.


Example 2: Enhanced Death Benefit Option
This example assumes that you:
-    Invest $10,000 in Discovery Choice;
-    Elect the ENHANCED Death Benefit Option;
-    Allocate all of your assets to only one of the variable investment options;
-    That investment has a 5% return each year; and
-    The mutual fund's operating expenses remain the same each year.

Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but on the following page are examples of what your costs would be based on these assumptions.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





If your contract value is less than $50,000, on your contract anniversary (and upon a full withdrawal), we deduct the lesser of $30.00 or 2% of the contract value. The examples use an average annual contract fee, which we calculated based on our estimate of the total contract fees we expect to collect in 2000. Based on these estimates, the annual contract fee is included as an annual charge of 0.05% of contract value. Your actual fees will vary based on the amount of your contract and your specific allocation(s).



Premium taxes are not reflected in the examples. A charge for premium taxes may apply depending on the state where you live.




12                               PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES 1 AND 2
-------------------------------------------------------------------------------------------------------------------

                                                                      EXAMPLE 1:
                                                                       WITH THE BASIC DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
                                                                          1 YR       3 YRS       5 YRS      10 YRS
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------
            Diversified Bond Portfolio                                    $186        $576        $990       $2148
            Diversified Conservative Growth Portfolio                     $248        $764       $1306       $2786
            Equity Income Portfolio                                       $185        $573        $985       $2137
            Equity Portfolio                                              $190        $588       $1011       $2190
            Global Portfolio                                              $227        $700       $1200       $2575
            High Yield Bond Portfolio                                     $203        $627       $1078       $2327
            Money Market Portfolio                                        $185        $573        $985       $2137
            Prudential Jennison Portfolio                                 $206        $637       $1093       $2358
            Small Capitalization Stock Portfolio                          $188        $582       $1001       $2169
            Stock Index Portfolio                                         $182        $563        $970       $2105
            20/20 Focus Portfolio                                         $252        $776       $1326       $2826


AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------------------------------------------
            AIM V.I. Growth and Income Fund                               $220        $679       $1164       $2503
            AIM V.I. Value Fund                                           $219        $676       $1159       $2493

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
            Alliance Premier Growth Portfolio - Class B                   $248        $751       $1298       $2752

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------
            American Century VP Value                                     $243        $748       $1280       $2736

DAVIS VARIABLE ACCOUNT FUND, INC.
-------------------------------------------------------------------------------------------------------------------
            Davis Value Portfolio                                         $247        $750       $1266       $2617


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------
            Franklin Small Cap Fund - Class 2                             $250        $770       $1316       $2806


JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------
            Growth Portfolio                                              $210        $649       $1114       $2400
            International Growth Portfolio                                $219        $676       $1159       $2493


MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
            Emerging Growth Series                                        $226        $697       $1195       $2565
            Research Series                                               $228        $703       $1205       $2585


OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
            Managed Portfolio                                             $226        $697       $1195       $2565
            Small Cap Portfolio                                           $232        $715       $1225       $2626


T. ROWE PRICE
-------------------------------------------------------------------------------------------------------------------
            Equity Series - Equity Income Portfolio                       $228        $703       $1205       $2585
            International Series - Int'l Stock Portfolio                  $248        $764      $1,306       $2786


WARBURG PINCUS TRUST
-------------------------------------------------------------------------------------------------------------------
            Global Post-Venture Capital Portfolio                         $301        $921       $1567       $3299



EXPENSE EXAMPLES 1 AND 2
--------------------------------------------------------------------------------------------------------------------

                                                                      EXAMPLE 2:
                                                                       WITH THE ENHANCED DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------
                                                                          1 YR       3 YRS       5 YRS      10 YRS
THE PRUDENTIAL SERIES FUND
--------------------------------------------------------------------------------------------------------------------
            Diversified Bond Portfolio                                    $216        $667       $1144       $2462
            Diversified Conservative Growth Portfolio                     $278        $853       $1454       $3080
            Equity Income Portfolio                                       $215        $664       $1139       $2452
            Equity Portfolio                                              $220        $679       $1164       $2503
            Global Portfolio                                              $257        $791       $1350       $2875
            High Yield Bond Portfolio                                     $233        $718       $1230       $2636
            Money Market Portfolio                                        $215        $664       $1139       $2452
            Prudential Jennison Portfolio                                 $236        $727       $1245       $2666
            Small Capitalization Stock Portfolio                          $218        $673       $1154       $2483
            Stock Index Portfolio                                         $212        $655       $1124       $2421
            20/20 Focus Portfolio                                         $282        $865       $1474       $3119


AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
            AIM V.I. Growth and Income Fund                               $250        $770       $1316       $2806
            AIM V.I. Value Fund                                           $249        $767       $1311       $2796

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
            Alliance Premier Growth Portfolio - Class B                   $278        $850       $1445       $3043

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------
            American Century VP Value                                     $273        $838       $1430       $3032

DAVIS VARIABLE ACCOUNT FUND, INC.
-------------------------------------------------------------------------------------------------------------------
            Davis Value Portfolio                                         $276        $838       $1410       $2893


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
            Franklin Small Cap Fund - Class 2                             $280        $859       $1464       $3099


JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------------------
            Growth Portfolio                                              $240        $739       $1265       $2706
            International Growth Portfolio                                $249        $767       $1311       $2796


MFS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
            Emerging Growth Series                                        $256        $788       $1345       $2866
            Research Series                                               $258        $793       $1355       $2885


OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
            Managed Portfolio                                             $256        $788       $1345       $2866
            Small Cap Portfolio                                           $262        $805       $1375       $2925


T. ROWE PRICE
--------------------------------------------------------------------------------------------------------------------
            Equity Series - Equity Income Portfolio                       $258        $793       $1355       $2885
            International Series - Int'l Stock Portfolio                  $278        $853       $1454       $3080


WARBURG PINCUS TRUST
--------------------------------------------------------------------------------------------------------------------
            Global Post-Venture Capital Portfolio                         $331       $1010       $1712       $3576


These examples do not show past or future expenses. Actual expenses for a particular year may be more or less than those shown in the examples.


PART I     DISCOVERY CHOICE PROSPECTUS  SUMMARY                               13

                      THIS PAGE INTENTIONALLY LEFT BLANK

PART II SECTIONS 1-9

DISCOVERY CHOICE PROSPECTUS

[PHOTO]

    1:

WHAT IS THE DISCOVERY CHOICE
     VARIABLE ANNUITY?

THE DISCOVERY CHOICE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the second contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

     This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.


     Discovery Choice is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among 26 variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


     As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed.


     The beneficiary is: the person(s) or entity designated to receive any death benefit if the owner(s) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it. The beneficiary becomes the owner when a death benefit is payable.



SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Discovery Choice, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:


-    Your full purchase payment; or
- The amount your contract is worth as of the day we receive your request. This amount may be more or less than your original payment.




16                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

     2:

WHAT INVESTMENT OPTIONS
     CAN I CHOOSE?


THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 26 VARIABLE INVESTMENT OPTIONS.



The 26 variable investment options invest in mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. You should read the mutual fund prospectus before you decide to allocate your assets to the variable investment option using that fund.


VARIABLE INVESTMENT OPTIONS

Listed below are the mutual funds in which the variable investment options invest. Each variable investment option has a different investment objective.



The Prudential Series Fund, Inc.
-    Diversified Bond Portfolio
-    Diversified Conservative Growth Portfolio
-    Equity Income Portfolio
-    Equity Portfolio
-    Global Portfolio
-    High Yield Bond Portfolio
-    Money Market Portfolio
-    Prudential Jennison Portfolio (domestic equity)
-    Small Capitalization Stock Portfolio
-    Stock Index Portfolio
-    20/20 Focus Portfolio (domestic equity)


The Prudential Series Fund, Inc. is managed by Prudential through another company it owns called The Prudential Investment Corporation. The Prudential Investment Corporation manages each of the portfolios of the Prudential Series Fund except the Prudential Jennison Portfolio and the Diversified Conservative Growth Portfolio. For the Jennison Portfolio, Prudential Investment Corporation oversees another company owned by Prudential called Jennison Associates Capital Corp. that provides the day to day investment advisory services. For the Diversified Conservative Growth Portfolio, Prudential Investment Corporation oversees The Dreyfus Corporation and Pacific Investment Management Company, which provide the day to day investment advisory services.

AIM Variable Insurance Funds
-    AIM V.I. Growth and Income Fund
-    AIM V.I. Value Fund
AIM Advisors, Inc. serves as investment adviser to both of these funds.


Alliance Variable Products Series Fund, Inc.
-    Alliance Premier Growth Portfolio
Alliance Capital Management L.P. is the Investment Adviser of the Alliance Variable Products Series Fund.


American Century Variable Portfolios, Inc.
-    American Century VP Value
American Century Investment Management, Inc. is the investment adviser for American Century VP Value.


Davis Variable Account Fund, Inc.
-    Davis Value Portfolio
Davis Selected Advisers, L.P. is the Investment Adviser and Davis Selected Advisers-NY, Inc. is Sub-Adviser to the Davis Value Portfolio.



Franklin Templeton Variable Insurance Products Trust
-    Franklin Small Cap Fund - Class 2
Franklin Advisers, Inc. is the investment manager for this portfolio of the Franklin Templeton Variable Insurance Products Trust.


Janus Aspen Series
-    Growth Portfolio
-    International Growth Portfolio
Janus Capital Corporation serves as investment adviser to the Growth Portfolio and the International Growth Portfolio.

MFS Variable Insurance Trust
-    Emerging Growth Series
-    Research Series (long-term growth and future income)
Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to the Emerging Growth Series and the Research Series.

OCC Accumulation Trust
-    Managed Portfolio (equity)
-    Small Cap Portfolio
OpCap Advisors is the investment adviser to the Managed Portfolio and the Small Cap Portfolio.

T. Rowe Price
-    T. Rowe Price Equity Series, Inc., Equity Income Portfolio
-    T. Rowe Price International Series, Inc., International Stock Portfolio
T. Rowe Price Associates, Inc. is the investment manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the investment manager for the International Stock Portfolio.

PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          17

     2:

WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED



Warburg Pincus Trust
-    Global Post-Venture Capital Portfolio
Warburg Pincus Counselors, Inc. serves as investment adviser and Abbott Capital Management, L.P. serves as sub-investment adviser for that portion of the Global Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.


     Except for the Prudential Series Fund Inc., we are paid by each fund or an affiliate of each fund for administrative and other services that we provide. The amount we receive is based on an annual percentage of the average assets of Discovery Choice invested in that fund.

TRANSFERS AMONG OPTIONS

You can transfer money among the variable investment options. Your transfer request may be made by telephone or in writing to the Prudential Annuity Service Center. Only two transfers per month may be made by telephone. After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following telephone instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day usually closes at 4:00 p.m. Eastern time.

     During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are always free, and do not count toward the 12 free transfers per year.)

DOLLAR COST AVERAGING


The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.


     Each transfer from your DCA account must be at least $100. Transfers will be made automatically on the schedule you elect until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

     Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.


     Any transfers you make because of Dollar Cost Averaging are not counted toward the 12 free transfers you are allowed each contract year. The DCA feature is available only during the contract accumulation phase.





18                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The DCA account cannot participate in this feature.

     Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

     Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

VOTING RIGHTS


We are the legal owner of the shares in the mutual funds available as variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. Fund shares for which we do not receive instructions, are voted in the same proportion as shares for which instructions are received from contractowners. We may change the way your voting instructions are calculated if it is required by federal regulation.


SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.


PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          19

     3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE
     INCOME PHASE? (ANNUITIZATION)

PAYMENT PROVISIONS

The annuitant can begin receiving annuity payments any time after the second contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary that coincides with or follows the annuitant's 90th birthday (unless we agree to another date).

     You may choose among the income plans described below at any time before the annuity date. These plans are called annuity options or settlement options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If you have not selected an annuity option by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. Generally, once the annuity payments begin, you cannot change the annuity option.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for a period you choose, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period. A lump sum payment will be made to the beneficiary if the beneficiary so chooses. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3% a year.


OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments to the annuitant monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless the annuitant has specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3% a year.

     If you have not selected an annuity option by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law.

OPTION 3
INTEREST PAYMENT OPTION

Under this option, you can choose to have us hold all or a portion of your contract value in order to accumulate interest. You can receive interest payments on a monthly, quarterly, semiannual, or annual basis or you can allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if your contract is held in an IRA.

OPTION 4
OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time you choose to receive your annuity payments, we may make available to you any of the fixed annuity options that are offered at your annuity date.




20                                 PART I   DISCOVERY CHOICE PROSPECTUS  SUMMARY

     4:

WHAT IS THE
     DEATH BENEFIT?

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY


The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if there are joint owners, dies.


CALCULATION OF THE DEATH BENEFIT

The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit. The enhanced death benefit is only available if you are age 75 or under at the time you purchase the contract.

BASIC DEATH BENEFIT


If the sole owner, or last survivor of the owner or joint owner, dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:


-    the contract value as of the date we receive due proof of death; or
- the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

ENHANCED DEATH BENEFIT


If the sole owner, or last survivor of the owner or joint owner, dies during the accumulation period and prior to age 80, after we receive due proof of death, your beneficiary will receive the greater of the following:


-    the contract value as of the date we receive due proof of death; or
-    the guaranteed minimum death benefit (GMDB).

The GMDB is calculated daily and is equal to the greater of:


     (1) the total purchase payments compounded daily at an effective annual interest rate of 5%, subject to a 200% cap. This is called the roll-up value. The roll-up may not be available in all states. Both the roll-up value and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the roll-up value will be increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals; and
     (2) the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversaries, the step-up is increased only by purchase payments and proportionally reduced by the effect of withdrawals.



     After the contract anniversary on or next following the 80th birthday of the sole owner or older of the owner or joint owner, the beneficiary will receive a death benefit equal to the greater of:


(1)  the contract value as of the date we receive due proof of death; or
(2) the GMDB as of the contract anniversary on or next following the sole or older of the owner or joint owner's 80th birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

     Here is an example of a proportional reduction:

     If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value at that time was $80,000, the new step-up value following the withdrawal would be $40,000, or 50% of what it had been prior to the withdrawal.


PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          21

     5:

HOW CAN I PURCHASE A
     DISCOVERY CHOICE CONTRACT?


PURCHASE PAYMENTS

A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. With some restrictions, you can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. However, no purchase payments may be made on or after the 85th birthday of:

-    the owner;
-    joint owners;
-    the annuitant.


     We have established an aggregate maximum purchase payment limit of $20 million, and we limit the maximum total purchase payments per contract in any contract year, other than the first, to $2 million. Depending on the applicable state law, other limits may apply.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment among the variable investment options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 1% to 100%. If, after the initial invested purchase payment, we receive a purchase payment without allocation instructions, we will allocate the corresponding invested purchase payment in the same proportion as your most recent purchase payment (unless you directed us to allocate that purchase payment on a one-time-only basis). You may submit an allocation change request at any time. Contact the Annuity Service Center for details. We generally will credit the initial purchase payments to your contract within two business days from the day on which the payment is received and subsequent payments on the business day on which they are received in good order. Our business day ends when the New York Stock Exchange closes, usually at 4:00 p.m. Eastern time.


CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

     Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

     1) adding up the total amount of money allocated to a specific investment option;
     2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and
     3) dividing this amount by the number of outstanding accumulation units.

     When you make a purchase payment, we credit your contract with accumulation units of the subaccount or subaccounts selected. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

     We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.



22                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

     6:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE
     DISCOVERY CHOICE CONTRACT?


THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.


INSURANCE CHARGES


Each day, we make a deduction for the insurance charge. The insurance charge covers our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge is for the expenses associated with the administration of the contract. This would include preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.


     The insurance charge is equal, on an annual basis, to 1.35% (Basic Death Benefit) or 1.65% (Enhanced Death Benefit) of the daily value of the contract after expenses have been deducted.

     If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The insurance risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.


CONTRACT MAINTENANCE CHARGE



On each contract anniversary during the accumulation phase, if your contract value is less than $50,000, we will deduct the lesser of $30 or 2% of your contract value, for administrative expenses. (This fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.


PREMIUM TAXES

Some states and/or municipalities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract to pay them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice not to deduct a charge for these taxes until annuity payments begin. In the few states that impose a tax, the current rates range up to 5%. If, in the future, we are charged for additional taxes that are based on purchase payments, that charge may be passed on to contractowners.

TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. The transfer fee will be deducted proportionately from each of the investment options involved in the transfer.


COMPANY TAXES

We will pay the taxes on the earnings of the separate account. We are not currently charging the separate account for taxes. We will periodically review the issue of charging the separate account for these taxes and may impose a charge in the future.


PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          23

     7:

HOW CAN I
     ACCESS MY MONEY?

YOU CAN ACCESS YOUR MONEY BY:

-     MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR
-     ELECTING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.


WITHDRAWALS DURING THE ACCUMULATION PHASE


When you make a complete withdrawal, you will receive the value of your contract minus the contract maintenance fee, if applicable. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.



     Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the variable investment options you have selected. The minimum amount which may be withdrawn is $250. If you request a withdrawal that would reduce your total contract fund below the minimum $2,000, we will withdraw the maximum amount that will not reduce the total contract fund below that amount.


     We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is $100.

     INCOME TAXES AND A 10% PENALTY TAX ON EARNINGS MAY APPLY TO AUTOMATED WITHDRAWALS AS WELL AS ANY OTHER WITHDRAWALS MADE FROM YOUR CONTRACT.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);
-    Trading on the New York Stock Exchange is restricted;
- An emergency exists during which sales and redemptions of shares of the mutual funds are not reasonable or we cannot reasonably value the accumulation units; or

- The Securities and Exchange Commission, by order, permits suspension or postponement of payments for the protection of owners.




24                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

     8:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE
     DISCOVERY CHOICE CONTRACT?

The tax considerations associated with the Discovery Choice contract vary depending on whether the contract is owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)


TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes.
Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

     Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

     If you assign all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, that election will be treated, for tax purposes, as surrendering your contract.


     If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or you transfer the contract incident to divorce.



     It is our position that the enhanced death benefit option is an integral part of the annuity contract and accordingly that the charges made against the annuity contract's cash value for the option should not be treated as distributions subject to income tax. It is possible, however, that the Internal Revenue Service could take the position that such charges should be treated as distributions.


TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

     After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

PENALTY TAXES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10 % penalty tax. Amounts are not subject to this penalty tax if:


-    the amount is paid on or after you reach age 59 1/2 or die;
-    the amount received is attributable to your becoming disabled;
- the amount paid or received is in the form of level annuity payments paid or received not less frequently than annually under a lifetime annuity;


PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          25

     8:

TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY
CHOICE CONTRACT CONTINUED

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

WITHHOLDING OF TAX FROM DISTRIBUTIONS

     Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate forms that we provide.


ANNUITY QUALIFICATION DIVERSIFICATION AND INVESTOR CONTROL In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.



REQUIRED DISTRIBUTIONS UPON YOUR DEATH Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.


     If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

     If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.


     If any portion of the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.



CHANGES IN THE CONTRACT We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.


ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.
- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
-    You are a nonresident alien.
- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.
-    You wish additional information on withholding taxes.




26                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

     Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a), 408(b) and 408A of the Code. At some future time we may allow the contract to be purchased in connection with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:

     Simplified employee pension plans ("SEPs") under Section 408(k) of the Code; Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under
Section 408(p) of the Code; and Tax-deferred annuities ("TDAs") under Section 403(b) of the Code. This description assumes that (i) we will be offering this to both IRA and non-IRA tax favored plans, and (ii) you have satisfied the requirements for eligibility for these products.

     You should be aware that tax favored plans such as IRAs generally provide tax deferral regardless whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax deferral benefits.

TYPES OF TAX FAVORED PLANS


IRAS If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and the contract. The "IRA Disclosure Statement" on page 36 contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater).


     Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds into another
Section 401(a) plan or TDA (although you may be able to transfer the funds to another IRA).

     Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);
-    Your rights as owner are non-forfeitable;
-    You cannot sell, assign or pledge the contract, other than to Pruco Life;
- The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);
- The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and
- Death and annuity payments must meet "minimum distribution requirements" (described below).

     Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-    A 10% "early distribution penalty" (described below);
- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or


PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          27

     8:

TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY
CHOICE CONTRACT CONTINUED


-    Failure to take a minimum distribution (also generally described below).


SEPs SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


- If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
     (a) $30,000 or (b) 15% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2000, this limit is $170,000;
- SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
- Some SEPs for small employers permit salary deferrals (up to $10,500 in 2000) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996.

     You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.


SIMPLE-IRAs SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:


- Participants in a SIMPLE-IRA may contribute up to $6,000 (in 2000, indexed), as opposed to the usual $2,000 limit, and employer contributions may also be provided as either a match (up to 3% of your compensation); and - SIMPLE-IRAs are not subject to the SEP nondiscrimination rules.



ROTH IRAs Congress amended the Code in 1997 to add a new Section 408A, creating the "Roth IRA" as a new type of individual retirement plan. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:


-    Contributions to a Roth IRA cannot be deducted from your gross income;
- "Qualified distributions" (generally, held for 5 years and payable on account of death, disability, attainment of age 59 1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and
- If eligible, you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

     Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA (generally, $2,000 less any contributions to a traditional IRA), you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.



28                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

TDAs You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $10,500 (2000, indexed). Further, you may roll over TDA amounts to another TDA or an IRA.


     A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

-    Your attainment of age 59 1/2;
-    Your severance of employment;
-    Your death;
-    Your total and permanent disability; or
- Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

     In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

     These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

     Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

MINIMUM DISTRIBUTION OPTION

     If you hold the contract under an IRA or other tax favored plan, you can satisfy the IRS minimum distribution requirements described above (generally, distribution after age 70 1/2) under the contract without either annuitizing or "cash surrendering" a portion of the contract. You, as owner of the contract, can select either a "calculation" or "recalculation" method to determine the minimum distribution. We will send you a check for the minimum distribution amount, less any other partial withdrawals that you made during the year. More information on the mechanics of this calculation is available on request.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% penalty tax to the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.

WITHHOLDING

The Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and
-    For all other distributions, you will be withheld at a 10% rate.


PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          29

     8:

TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT CONTINUED

     We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS


ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


     Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Discovery Choice Contract" starting on page 25.


     Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract" on page 31.


     In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION


For additional information about the requirements of federal tax law applicable to tax favored plans, see the "IRA Disclosure Statement" on page 36.


30                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

     9:

OTHER
     INFORMATION


PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York and therefore is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.


     Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.



     The plan of reorganization, which has not been fully developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including types, amounts and issue years of the policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, provided that their policies were in force on the date Prudential's Board of Directors adopted a plan of reorganization, while mutual fund customers and customers of the company's subsidiaries (such as the Pruco Life insurance companies) would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contractholders of Prudential's subsidiaries. This does not constitute a proposal, offer, solicitation or recommendation regarding any plan of reorganization that may be proposed or a recommendation regarding the ownership of any stock that could be issued in connection with any such demutualization.


THE SEPARATE ACCOUNT


We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account, to hold the assets that are associated with the contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited financial statements, are provided in the Statement of Additional Information.


SALE AND DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC ("PIMS"), 751 Broad Street, Newark, New Jersey 07102-3777, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions for the sales of contracts are paid to Prudential representatives and to other independent broker-dealers who sell the contracts, and do not reduce the amount of your investment. Registered representatives of independent broker-dealers may be paid on a different basis than those affiliated with PIMS.


ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other

PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          31

     9:

OTHER INFORMATION CONTINUED


change in ownership, may trigger a taxable event.

     If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.








































32                          PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

FINANCIAL STATEMENTS

The financial statements of the separate account associated with Discovery Choice are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:


-    Company
-    Directors and Officers
-    Experts
-    Litigation
-    Legal Opinions
-    Principal Underwriter
-    Determination of Accumulation Unit Values
-    Performance Information
-    Comparative Performance Information
-    Federal Tax Status
-    Financial Information




PART II    DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9                          33

ACCUMULATION UNIT VALUES
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE: AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS (BASIC DEATH BENEFIT)
------------------------------------------------------------------------------------------------------------------------------------

                                           ACCUMULATION UNIT VALUE         ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
                                            AT BEGINNING OF PERIOD             AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.00134                     3,666
PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1998 to 12/31/1998                   $0.00000                          $1.05464                     6,052
PRUDENTIAL EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.07799                     2,939
PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.07278                         0
PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.24477                         0
PRUDENTIAL HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.02910                     7,701
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.00705                   192,759
PRUDENTIAL JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.17793                   192,663
PRUDENTIAL SMALL CAPITALIZATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1997 to 12/31/1997                   $0.00000                          $1.12193                         0
PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.07732                    67,412
PRUDENTIAL 20/20 FOCUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.14337                    29,922
AIM V.I. GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.16053                    91,373
AIM V.I. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.11027                    71,394
AMERICAN CENTURY VALUE
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1997 to 12/31/1997                   $0.00000                          $0.97477                         0
FRANKLIN TEMPLETON SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
       10/7/1996* TO 12/31/1996                  $0.00000                          $1.27363                    24,088
JANUS ASPEN SERIES GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.14801                   225,112
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
       10/7/1996* to 12/31/1996                  $0.00000                          $1.46027                   148,790
MFS EMERGING GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.46600                    87,135
MFS RESEARCH SERIES
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.15051                    11,559
OCC ACCUMULATION TRUST MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $0.98149                         0
OCC ACCUMULATION TRUST SMALL CAP. PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.04407                    13,871
T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $0.97418                    18,191
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.19809                         0
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
        1/1/1999 to 12/31/1999                   $0.00000                          $1.39652                     1,934


ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE: AS A PERCENTAGE OF EACH FUND'S DAILY NET ASSETS (ENHANCED DEATH BENEFIT)
--------------------------------------------------------------------------------------------------------------------------------
                                             ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATION UNITS
                                             AT BEGINNING OF PERIOD         AT END OF PERIOD        OUTSTANDING AT END OF PERIOD
PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.00083                     120,911
PRUDENTIAL DIVERSIFIED CONSERVATIVE
  GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1998 to 12/31/1998                   $0.00000                     $1.05412                      19,031
PRUDENTIAL EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.07749                      10,626
PRUDENTIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.07228                     172,987
PRUDENTIAL GLOBAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.24417                       3,116
PRUDENTIAL HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.02858                      90,921
PRUDENTIAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.00649                     248,722
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.17735                     705,729
PRUDENTIAL SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1997 to 12/31/1997                   $0.00000                     $1.12143                           0
PRUDENTIAL STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.07673                     634,532
PRUDENTIAL 20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.14278                     601,106
AIM V.I. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.15996                     178,802
AIM V.I. VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.10975                     744,211
AMERICAN CENTURY VALUE
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1997 to 12/31/1997                   $0.00000                     $0.97426                       3,002
FRANKLIN TEMPLETON SMALL CAP
--------------------------------------------------------------------------------------------------------------------------------
          10/7/1996* to 12/31/1996                 $0.00000                     $1.27297                      52,091
JANUS ASPEN SERIES GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.14741                     811,597
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          10/7/1996* to 12/31/1996                 $0.00000                     $1.45956                     473,563
MFS EMERGING GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.46527                     113,531
MFS RESEARCH SERIES
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.14991                      21,634
OCC ACCUMULATION TRUST MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $0.98101                       2,303
OCC ACCUMULATION TRUST
SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.04349                       4,672
T. ROWE PRICE EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $0.97367                     108,770
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.19749                      40,893
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
          1/1/1999 to 12/31/1999                   $0.00000                     $1.39579                      27,550

--------------------------------------------------------------------------------

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEP) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.

FREE LOOK PERIOD


The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days (or whatever period is required by applicable state law) after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it to you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.


ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000 - $40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are subject to an inflation-adjusted limit, which is $10,500 in 2000. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions below for penalties imposed on withdrawal when the contribution exceeds $2,000.)

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirement generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEP) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

DISTRIBUTIONS

(a) PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(b) DISTRIBUTION AT AFTER AGE 59 1/2

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the period payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, a portion of the distribution attributable to the nondeductible contribution will be tax-free.

(c) INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

(d) DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Tax Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before January 1, 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

PART III PROSPECTUSES

VARIABLE INVESTMENT OPTIONS

[PHOTO]

                      THIS PAGE INTENTIONALLY LEFT BLANK

GLOSSARY

WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.


ACCUMULATION PHASE

The period that begins with the contract date (see definition below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT

The person whose life determines the amount of income payments that will be paid.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CONTRACT DATE

The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract.

DEATH BENEFIT

If the sole or last surviving owner dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page 21.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract.

PRUDENTIAL ANNUITY SERVICE CENTER

P.O. Box 14215, New Brunswick, New Jersey, 08906. The phone number is 888-PRU-2888.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, with some restrictions you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2000


              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Discovery Choice Annuity Contract (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.


     This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Choice prospectus, dated May 1, 2000. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14215, New Brunswick, New Jersey 08906, or by telephoning (888) PRU-2888.


                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
COMPANY..................................................... 2
DIRECTORS AND OFFICERS...................................... 2
EXPERTS..................................................... 2
LITIGATION.................................................. 3
LEGAL OPINIONS.............................................. 3
PRINCIPAL UNDERWRITER....................................... 3
DETERMINATION OF SUBACCOUNT UNIT VALUES..................... 4
PERFORMANCE INFORMATION..................................... 5
COMPARATIVE PERFORMANCE INFORMATION......................... 9
FEDERAL TAX STATUS.......................................... 10
SEPARATE ACCOUNT FINANCIAL INFORMATION...................... A1
COMPANY FINANCIAL INFORMATION............................... B1


         PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 14215
        NEWARK, NEW JERSEY 07102-2992                  NEW BRUNSWICK, NEW JERSEY 08906
                                                          TELEPHONE: (888) PRU-2888

ORD9900461B

                                    COMPANY

    Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

    Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.


                             DIRECTORS AND OFFICERS



    The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.



                            DIRECTORS OF PRUCO LIFE



    JAMES J. AVERY, JR., Chairman and Director -- President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; 1995 to 1997: President, Prudential Select. Age 48.



    IRA J. KLEINMAN, Director -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group. Age 53.



    ESTHER H. MILNES, President and Director -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group. Age 49.



    DAVID R. ODENATH, JR., Director -- President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber. Age 43.



    I. EDWARD PRICE, Vice Chairman and Director -- Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; 1995 to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group. Age 57.



    KIYOFUMI SAKAGUCHI, Director -- President and CEO, Prudential International Insurance Group since 1995. Age 57.



                         OFFICERS WHO ARE NOT DIRECTORS



    C. EDWARD CHAPLIN, Treasurer -- Vice President and Treasurer, Prudential since 1995. Age 43.



    JAMES C. DROZANOWSKI, Senior Vice President -- Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; 1996 to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group; 1995 to 1996: President, Credit Card Division, Chase Manhattan Bank. Age 57.



    CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995. Age 40.



    HIROSHI NAKAJIMA, Senior Vice President -- President and CEO, Pruco Life Insurance Company Taiwan Branch since 1997; prior to 1997: Senior Managing Director, Prudential Life Insurance Co., Ltd. Age 56.



    SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Associate Actuary, Prudential since 1996; prior to 1996: Vice President and Assistant Actuary, Prudential Corporate Risk Management. Age 45.



    DENNIS G. SULLIVAN, Vice President and Chief Accounting Officer -- Vice President and Deputy Controller, Prudential since 1998; 1997 to 1998: Vice President and Controller, ContiFinancial Corporation; prior to 1997: Director, Salomon Brothers. Age 44.



    The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992. Pruco Life directors and officers are elected annually.


                                    EXPERTS


    The financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 1999 and for each of the two years in the period then ended and the consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York, 10036.


                                   LITIGATION


    We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. As an example of such litigation, in March, 2000, plaintiffs filed a purported class action against us titled Olmsted v. Pruco Life Insurance Company of New Jersey and The Prudential Insurance Company of America, alleging that certain fees and expenses charged to the plaintiffs in connection with the sale of variable annuities since March 1, 1997 were excessive and unreasonable. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.



    In particular, Pruco Life and Prudential have been subject to substantial regulatory actions and civil litigation involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls and a series of fines, and are in the process of distributing final remediation relief to eligible class members. In many instances, claimants have the right to "appeal" the decision to an independent reviewer. The bulk of such appeals were resolved in 1999, and the balance is expected to be addressed in 2000. As of January 31, 2000, Prudential and/or Pruco Life remained a party to two putative class actions and approximately 158 individual actions relating to permanent life insurance policies issued in the United States between 1982 and 1995. Additional suits may be filed by individuals who opted out of the settlements. While the approval of the class action settlement is now final, Prudential and Pruco Life remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to their sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.



     Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.



    In 1999, 1998, 1997 and 1996, Prudential recorded provision in its Consolidated Statements of Operation of $100 million, $1,150 million, $2,030 million and $1,125 million, respectively, to provide for estimated remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.


                                 LEGAL OPINIONS

    Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                             PRINCIPAL UNDERWRITER


    Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the contracts on a continuous basis in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

    Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

    The value for each accumulation unit is computed as of the end of each "valuation period" (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.35% or 1.65% (depending on death benefit option elected) annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE VARIABLE ANNUITY and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                            PERFORMANCE INFORMATION


    The tables that follow provide performance information for each subaccount through December 31, 1999. The performance information is based on historical experience and does not indicate or represent future performance.


AVERAGE ANNUAL TOTAL RETURN


    Although DISCOVERY CHOICE Annuity is a new contract it uses subaccounts that have been registered with the Securities Exchange Commission for some time. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY CHOICE Annuity and the Funds have been reflected in these returns, as if the contract had existed from the initial registration date of the respective subaccounts.



    The tables below show the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1999 in each subaccount other than the Money Market Subaccount. These figures reflect all applicable charges. Table 1 shows the performance assuming that the Basic Death Benefit was elected. Table 2 shows the performance assuming that the Enhanced Death Benefit was elected.


                                    TABLE 1
                AVERAGE ANNUAL TOTAL RETURN--BASIC DEATH BENEFIT


                                                                                   FIVE       TEN        FROM SEC
                                                           SEC        ONE YEAR    YEARS      YEARS     REGISTRATION
                        FUND                           REGISTRATION    ENDED      ENDED      ENDED       THROUGH
                      PORTFOLIO                            DATE       12/31/99   12/31/99   12/31/99     12/31/99
                      ---------                        ------------   --------   --------   --------   ------------
The Prudential Series Fund
    Diversified Bond Portfolio                            11/95        -2.36%      N/A        N/A          2.21%
    Diversified Conservative Growth Portfolio              5/99         5.09%      N/A        N/A          7.82%
    High Yield Bond Portfolio                             11/95         3.16%      N/A        N/A          4.91%
    Stock Index Portfolio                                 11/95        18.87%      N/A        N/A         24.24%
    Equity Income Portfolio                               11/96        10.95%      N/A        N/A         14.10%
    Equity Portfolio                                      11/95        10.91%      N/A        N/A         14.75%
    Prudential Jennison Portfolio                         11/95        40.25%      N/A        N/A         28.66%
    Global Portfolio                                      11/95        46.22%      N/A        N/A         21.98%
    Small Capitalization Stock Portfolio                   9/98        11.12%      N/A        N/A         45.73%
    20/20 Focus Portfolio                                  5/99        17.81%      N/A        N/A         28.10%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                       10/96        32.39%      N/A        N/A         28.38%
    AIM V.I. Value Fund                                   10/96        28.10%      N/A        N/A         28.22%
American Century Variable Portfolios, Inc.
    American Century VP Value                              9/98       -12.84%      N/A        N/A          0.12%
Franklin Templeton Variable Insurance Products Trust
    Franklin Small Cap Fund--Class 2                       9/98        68.20%      N/A        N/A         73.03%
Janus Aspen Series
    Growth Portfolio                                      10/96        42.00%      N/A        N/A         31.10%
    International Growth Portfolio                        10/96        79.78%      N/A        N/A         34.82%
MFS Variable Insurance Trust
    Emerging Growth Series                                10/96        74.29%      N/A        N/A         38.60%
    Research Series                                       10/96        20.82%      N/A        N/A         21.68%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                     10/96        -1.60%      N/A        N/A         10.29%
    Small Cap Portfolio                                   10/96        -3.88%      N/A        N/A          3.45%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                               10/96         2.27%      N/A        N/A         13.67%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                         10/96        31.48%      N/A        N/A         16.22%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio                 10/96        61.26%      N/A        N/A         20.61%

                                    TABLE 2
              AVERAGE ANNUAL TOTAL RETURN--ENHANCED DEATH BENEFIT


                                                                                FIVE       TEN        FROM SEC
                                                        SEC        ONE YEAR    YEARS      YEARS     REGISTRATION
                       FUND                         REGISTRATION    ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                           DATE       12/31/99   12/31/99   12/31/99     12/31/99
                    ---------                       ------------   --------   --------   --------   ------------
The Prudential Series Fund
    Diversified Bond Portfolio                         11/95        -2.69%      N/A        N/A          1.90%
    Diversified Conservative Growth Portfolio           5/99         4.89%      N/A        N/A          7.51%
    High Yield Bond Portfolio                          11/95         2.86%      N/A        N/A          4.60%
    Stock Index Portfolio                              11/95        18.52%      N/A        N/A         23.87%
    Equity Income Portfolio                            11/96        10.62%      N/A        N/A         13.76%
    Equity Portfolio                                   11/95        10.58%      N/A        N/A         14.42%
    Prudential Jennison Portfolio                      11/95        39.84%      N/A        N/A         28.28%
    Global Portfolio                                   11/95        45.80%      N/A        N/A         21.62%
    Small Capitalization Stock Portfolio                9/98        10.79%      N/A        N/A         44.39%
    20/20 Focus Portfolio                               5/99        17.58%      N/A        N/A         27.74%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                    10/96        32.00%      N/A        N/A         28.03%
    AIM V.I. Value Fund                                10/96        27.72%      N/A        N/A         27.78%
American Century Variable Portfolios, Inc.
    American Century VP Value                           9/98       -13.09       N/A        N/A         -0.17%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                    9/98        67.71       N/A        N/A         72.52%
Janus Aspen Series
    Growth Portfolio                                   10/96        41.58%      N/A        N/A         30.70%
    International Growth Portfolio                     10/96        79.25%      N/A        N/A         34.41%
MFS Variable Insurance Trust
    Emerging Growth Series                             10/96        73.78%      N/A        N/A         38.18%
    Research Series                                    10/96        20.46%      N/A        N/A         21.31%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                  10/96        -1.89%      N/A        N/A          9.96%
    Small Cap Portfolio                                10/96        -4.17%      N/A        N/A          3.14%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                            10/96         1.96%      N/A        N/A         13.33%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                      10/96        31.08%      N/A        N/A         15.65%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio              10/96        60.77%      N/A        N/A         20.21%

    For each subaccount other than the Money Market Subaccount, Table 3 and 4 below show the historical average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1999 based on the inception date of the Fund rather than the initial registration date of the subaccount. Table 3 shows performance assuming that the Basic Death Benefit is elected and Table 4 shows performance assuming that the Enhanced Death Benefit was elected.


                                    TABLE 3
          HISTORICAL AVERAGE ANNUAL TOTAL RETURN--BASIC DEATH BENEFIT


                                                                                                     FROM DATE
                                                                                FIVE       TEN       PORTFOLIO
                                                                   ONE YEAR    YEARS      YEARS     ESTABLISHED
                       FUND                             DATE        ENDED      ENDED      ENDED       THROUGH
                     PORTFOLIO                       ESTABLISHED   12/31/99   12/31/99   12/31/99    12/31/99
                     ---------                       -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                           6/83       -2.40%      4.85%      5.72%       6.91%
    Diversified Conservative Growth Portfolio            5/99        5.09%       N/A        N/A        7.76%
    High Yield Bond Portfolio                            2/87        3.15%      6.74%      7.68%       6.29%
    Stock Index Portfolio                               10/87       18.87%     26.25%     14.07%      15.22%
    Equity Income Portfolio                              2/88       10.95%     15.21%     11.08%      12.92%
    Equity Portfolio                                     6/83       10.91%     17.36%     12.32%      13.49%
    Prudential Jennison Portfolio                        5/95       40.28%       N/A        N/A       30.09%
    Global Portfolio                                     9/88       46.23%     20.65%      7.59%      12.72%
    Small Capitalization Stock Portfolio                 5/95       11.11%       N/A        N/A       14.50%
    20/20 Focus Portfolio                                5/99       17.81%       N/A        N/A       27.85%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                      5/94       32.39%     17.87%       N/A       15.43%
    AIM V.I. Value Fund                                  6/93       28.10%     25.48%       N/A       21.19%
American Century Variable Portfolios, Inc.
    American Century VP Value                            5/96       -12.7%       N/A        N/A        6.22%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                     9/98       68.17%       N/A        N/A       29.42%
Janus Aspen Series
    Growth Portfolio                                     9/93       42.00%     28.09%       N/A       22.56%
    International Growth Portfolio                       5/94       79.80%     31.41%       N/A       26.41%
MFS Variable Insurance Trust
    Emerging Growth Series                               7/95       74.29%       N/A        N/A       34.59%
    Research Series                                      7/95       20.82%       N/A        N/A       20.81%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                    8/88       -1.61%     16.88%     14.67%      15.64%
    Small Cap Portfolio                                  8/88       -3.88%      6.82%      9.98%       9.92%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                              3/94        2.27%     16.81%       N/A       15.63%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                        3/94       31.48%     13.61%       N/A       11.87%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio                9/96       61.26%       N/A        N/A       21.09%

                                    TABLE 4
         HISTORICAL AVERAGE ANNUAL TOTAL RETURN--ENHANCED DEATH BENEFIT


                                                                                                    FROM DATE
                                                                               FIVE       TEN       PORTFOLIO
                                                                  ONE YEAR    YEARS      YEARS     ESTABLISHED
                       FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                       ESTABLISHED   12/31/99   12/31/99   12/31/99    12/31/99
                    ---------                       -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                          6/83       -2.69%      4.54%      5.44%       6.60%
    Diversified Conservative Growth Portfolio           5/99        4.88%       N/A        N/A        7.44%
    High Yield Bond Portfolio                           2/87        2.85%      6.42%      7.39%       5.98%
    Stock Index Portfolio                              10/87       18.51%     25.87%     13.77%      14.87%
    Equity Income Portfolio                             2/88       10.63%     14.87%     10.79%      12.59%
    Equity Portfolio                                    6/83       10.59%     17.01%     12.02%      13.15%
    Prudential Jennison Portfolio                       5/95       39.84%       N/A        N/A       29.70%
    Global Portfolio                                    9/88       45.80%     20.30%      7.30%      12.37%
    Small Capitalization Stock Portfolio                5/95       10.79%       N/A        N/A       14.15%
    20/20 Focus Portfolio                               5/99       17.57%       N/A        N/A       27.46%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                     5/94       32.00%     26.05%       N/A       22.43%
    AIM V.I. Value Fund                                 6/93       27.45%     25.12%       N/A       21.00%
American Century Variable Portfolios, Inc.
    American Century VP Value                           5/96      -13.10%       N/A        N/A        5.92%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund -- Class 2                  9/98       67.70%       N/A        N/A       29.06%
Janus Aspen Series
    Growth Portfolio                                    9/93       41.58%     27.72%       N/A       22.20%
    International Growth Portfolio                      5/94       79.25%     31.01%       N/A       26.04%
MFS Variable Insurance Trust
    Emerging Growth Series                              7/95       73.78%       N/A        N/A       34.19%
    Research Series                                     7/95       20.46%       N/A        N/A       20.46%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                   8/88       -1.90%     16.53%     14.36%      15.31%
    Small Cap Portfolio                                 8/88       -4.17%      6.40%      9.68%       9.60%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                             3/94        1.96%     16.46%       N/A       15.29%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                       3/94       31.08%     13.27%       N/A       11.54%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio               9/96       67.70%       N/A        N/A       20.73%


------------------

    NOTE 1: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

    The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

MONEY MARKET SUBACCOUNT YIELD

    The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY CHOICE Annuity and the Series Fund have been reflected.


    The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended June 30, 1999 were 6.61% and 6.83%, respectively, assuming election of the Basic Death Benefit. Assuming election of the Enhanced Death Benefit the "yield" and "effective yield" were 6.10% and 6.28%, respectively.


    The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

    The deduction referred to above consists of the 1.35% charge for insurance risks for the Basic Death Benefit and 1.65% for the Enhanced Death Benefit.

    The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield-([base period return + 1] 365/7)-1.

    The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                      COMPARATIVE PERFORMANCE INFORMATION

    Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                               FEDERAL TAX STATUS

X.  OTHER TAX RULES.

    1.  DIVERSIFICATION.


     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements.


    2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

    3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

    4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% penalty tax.

    5.  WITHHOLDING OF TAX FROM DISTRIBUTIONS.

     Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life. These elections must be made on the appropriate Pruco Life forms. Absent these elections, Pruco Life will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

    6.  NONRESIDENT ALIENS.

     Special tax withholding rules apply to nonresident aliens.

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1999

                                                                                                SUBACCOUNTS
                                                                           ---------------------------------------------------------
                                                                           PRUDENTIAL    PRUDENTIAL      PRUDENTIAL        OCC
                                                                             MONEY       DIVERSIFIED     HIGH YIELD     ACCUMULATION
                                                                            MARKET          BOND           BOND        TRUST MANAGED
                                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                          ------------   ------------   ------------   ------------
ASSETS
  Investment in The Prudential Series Fund, Inc. Portfolios
    and non-Prudential administered funds, at net asset value [Note 3] .. $409,517,164   $571,573,815   $381,208,372   $446,142,833
                                                                          ------------   ------------   ------------   ------------
  Net Assets ............................................................ $409,517,164   $571,573,815   $381,208,372   $446,142,833
                                                                          ============   ============   ============   ============

NET ASSETS, representing:
  Equity of contract owners [Note 4] .................................... $409,517,164   $571,573,815   $381,208,372   $446,142,833
                                                                          ------------   ------------   ------------   ------------
                                                                          $409,517,164   $571,573,815   $381,208,372   $446,142,833
                                                                          ============   ============   ============   ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A1

                             SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
   PRUDENTIAL       PRUDENTIAL       AIM V.I.    T. ROWE PRICE
     STOCK           EQUITY          GROWTH         EQUITY         PRUDENTIAL       PRUDENTIAL                      JANUS ASPEN
     INDEX           INCOME            AND          INCOME          EQUITY           JENNISON        AIM V.I.         GROWTH
   PORTFOLIO        PORTFOLIO      INCOME FUND     PORTFOLIO       PORTFOLIO         PORTFOLIO      VALUE FUND       PORTFOLIO
--------------    ------------    ------------   ------------    ------------    --------------    ------------    ------------


$1,017,362,289    $552,654,145    $200,291,842   $189,276,527    $786,985,738    $1,215,578,269    $342,341,778    $364,020,511
--------------    ------------    ------------   ------------    ------------    --------------    ------------    ------------
$1,017,362,289    $552,654,145    $200,291,842   $189,276,527    $786,985,738    $1,215,578,269    $342,341,778    $364,020,511
==============    ============    ============   ============    ============    ==============    ============    ============


$1,017,362,289    $552,654,145    $200,291,842   $189,276,527    $786,985,738    $1,215,578,269    $342,341,778    $364,020,511
--------------    ------------    ------------   ------------    ------------    --------------    ------------    ------------
$1,017,362,289    $552,654,145    $200,291,842   $189,276,527    $786,985,738    $1,215,578,269    $342,341,778    $364,020,511
==============    ============    ============   ============    ============    ==============    ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23


                                       A2

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1999

                                                                                              SUBACCOUNTS
                                                                          ----------------------------------------------------------
                                                                                           MFS            OCC         WARBURG PINCUS
                                                                              MFS        EMERGING     ACCUMULATION      POST-VENTURE
                                                                           RESEARCH       GROWTH     TRUST SMALL CAP      CAPITAL
                                                                            SERIES        SERIES       PORTFOLIO         PORTFOLIO
                                                                          ------------  ------------  -----------       -----------
ASSETS
  Investment in The Prudential Series Fund, Inc. Portfolios
    and non-Prudential administered funds, at net asset value [Note 3] .. $106,649,299  $377,908,001  $77,837,223       $41,140,550
                                                                          ------------  ------------  -----------       -----------
  Net Assets ............................................................ $106,649,299  $377,908,001  $77,837,223       $41,140,550
                                                                          ============  ============  ===========       ===========

NET ASSETS, representing:
  Equity of contract owners ............................................. $106,649,299  $377,908,001  $77,837,223       $41,140,550
                                                                          ------------  ------------  -----------       -----------
                                                                          $106,649,299  $377,908,001  $77,837,223       $41,140,550
                                                                          ============  ============  ===========       ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A3

                             SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                          PRUDENTIAL                                                     PRUDENTIAL
                  JANUS ASPEN       T. ROWE PRICE            SMALL                                       PRUDENTIAL      DIVERSIFIED
 PRUDENTIAL      INTERNATIONAL      INTERNATIONAL       CAPITALIZATION     AMERICAN       FRANKLIN          20/20       CONSERVATIVE
  GLOBAL           GROWTH              STOCK                STOCK          CENTURY        SMALL CAP         FOCUS          GROWTH
 PORTFOLIO        PORTFOLIO          PORTFOLIO            PORTFOLIO        VP VALUE      GROWTH FUND      PORTFOLIO       PORTFOLIO
------------     ------------       -----------          -----------     -----------     -----------     -----------    ------------
$172,963,851     $342,761,586       $59,352,704          $77,061,987     $29,307,658     $45,690,342     $59,740,611    $107,555,867
------------     ------------       -----------          -----------     -----------     -----------     -----------    ------------
$172,963,851     $342,761,586       $59,352,704          $77,061,987     $29,307,658     $45,690,342     $59,740,611    $107,555,867
============     ============       ===========          ===========     ===========     ===========     ===========    ============

$172,963,851     $342,761,586       $59,352,704          $77,061,987     $29,307,658     $45,690,342     $59,740,611    $107,555,867
------------     ------------       -----------          -----------     -----------     -----------     -----------    ------------
$172,963,851     $342,761,586       $59,352,704          $77,061,987     $29,307,658     $45,690,342     $59,740,611    $107,555,867
============     ============       ===========          ===========     ===========     ===========     ===========    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A4

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 1999

                                                                                          SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                                                                    PRUDENTIAL             OCC
                                                            PRUDENTIAL          PRUDENTIAL          HIGH YIELD         ACCUMULATION
                                                           MONEY MARKET      DIVERSIFIED BOND         BOND            TRUST MANAGED
                                                             PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                           -----------         -----------         -----------         -----------
INVESTMENT INCOME
  Dividend income ......................................   $15,237,235         $         0         $   899,319         $ 6,092,205
                                                           -----------         -----------         -----------         -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ...................     4,319,880           6,984,293           4,850,578           6,120,507
                                                           -----------         -----------         -----------         -----------
NET INVESTMENT INCOME (LOSS) ...........................    10,917,355          (6,984,293)         (3,951,259)            (28,302)
                                                           -----------         -----------         -----------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received .................             0           1,285,540                   0          13,670,677
  Realized gain (loss) on shares redeemed ..............             0            (217,332)         (1,335,323)            897,961
  Net change in unrealized gain (loss) on
    investments ........................................             0          (4,059,603)         15,367,189             324,829
                                                           -----------         -----------         -----------         -----------
NET GAIN (LOSS) ON INVESTMENTS .........................             0          (2,991,395)         14,031,866          14,893,467
                                                           -----------         -----------         -----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............................   $10,917,355         $(9,975,688)        $10,080,607         $14,865,165
                                                           ===========         ===========         ===========         ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A5

                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                     AIM V.I.    T. ROWE PRICE
  PRUDENTIAL      PRUDENTIAL         GROWTH         EQUITY         PRUDENTIAL       PRUDENTIAL                        JANUS ASPEN
 STOCK INDEX    EQUITY INCOME         AND           INCOME          EQUITY           JENNISON         AIM V.I.           GROWTH
  PORTFOLIO       PORTFOLIO        INCOME FUND     PORTFOLIO       PORTFOLIO        PORTFOLIO       VALUE FUND         PORTFOLIO
------------    ------------      -----------     -----------     ------------     ------------    -----------        -----------
$  8,820,513    $ 12,066,262      $   983,762     $ 3,440,291     $ 12,078,192     $  1,392,985    $   893,450        $   555,659
------------    ------------      -----------     -----------     ------------     ------------    -----------        -----------


  10,910,240       7,164,555        1,928,075       2,481,037        9,656,037       11,111,111      3,032,917          2,973,970
------------    ------------      -----------     -----------     ------------     ------------    -----------        -----------
  (2,089,727)      4,901,707         (944,313)        959,254        2,422,155       (9,718,126)    (2,139,467)        (2,418,311)
------------    ------------      -----------     -----------     ------------     ------------    -----------        -----------


  11,127,890      60,578,751          679,249       8,086,306       89,969,855       47,725,828      4,672,141          1,086,014
   1,703,966      (1,995,011)         261,097         380,940          856,311        3,182,966        139,822            163,612

 130,084,476     (13,812,667)      43,708,751      (6,757,908)     (24,789,617)     263,864,400     56,483,118         87,382,804
------------    ------------      -----------     -----------     ------------     ------------    -----------        -----------
 142,916,332      44,771,073       44,649,097       1,709,338       66,036,549      314,773,194     61,295,081         88,632,430
------------    ------------      -----------     -----------     ------------     ------------    -----------        -----------


$140,826,605    $ 49,672,780      $43,704,784     $ 2,668,592     $ 68,458,704     $305,055,068    $59,155,614        $86,214,119
============    ============      ===========     ===========     ============     ============    ===========        ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A6

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 1999

                                                                                        SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                                    MFS                OCC           WARBURG PINCUS
                                                                 MFS             EMERGING          ACCUMULATION       POST-VENTURE
                                                              RESEARCH            GROWTH          TRUST SMALL CAP        CAPITAL
                                                               SERIES             SERIES            PORTFOLIO           PORTFOLIO
                                                            -----------        ------------         -----------        -----------
INVESTMENT INCOME
  Dividend income ........................................  $   168,118        $          0         $   492,737        $         0
                                                            -----------        ------------         -----------        -----------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] .....................    1,212,884           3,014,243           1,066,833            351,026
                                                            -----------        ------------         -----------        -----------
NET INVESTMENT INCOME (LOSS) .............................   (1,044,766)         (3,014,243)           (574,096)          (351,026)
                                                            -----------        ------------         -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received ...................      888,428                   0                   0                  0
  Realized gain (loss) on shares redeemed ................      916,660           1,054,720            (779,717)           228,993
  Net change in unrealized gain (loss) on
    investments ..........................................   18,501,505         156,194,947          (1,154,571)        15,136,721
                                                            -----------        ------------         -----------        -----------
NET GAIN (LOSS) ON INVESTMENTS ...........................   20,306,593         157,249,667          (1,934,288)        15,365,714
                                                            -----------        ------------         -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............................  $19,261,827        $154,235,424         $(2,508,384)       $15,014,688
                                                            ===========        ============         ===========        ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A7

                             SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                        PRUDENTIAL                                                       PRUDENTIAL
                  JANUS ASPEN        T. ROWE PRICE        SMALL                                          PRUDENTIAL      DIVERSIFIED
 PRUDENTIAL      INTERNATIONAL       INTERNATIONAL    CAPITALIZATION      AMERICAN        FRANKLIN         20/20        CONSERVATIVE
  GLOBAL           GROWTH               STOCK             STOCK           CENTURY        SMALL CAP         FOCUS          GROWTH
 PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO         VP VALUE       GROWTH FUND     PORTFOLIO*      PORTFOLIO*
-----------      ------------       -----------        ----------       -----------      -----------     ----------      ----------
$   415,757      $    459,400       $   215,438        $        0       $    69,828      $    10,300     $   71,135      $1,794,864
-----------      ------------       -----------        ----------       -----------      -----------     ----------      ----------

  1,537,803         2,642,970           605,829           737,136           247,291          216,215        235,466         501,898
-----------      ------------       -----------        ----------       -----------      -----------     ----------      ----------
 (1,122,046)       (2,183,570)         (390,391)         (737,136)         (177,463)        (205,915)      (164,331)      1,292,966
-----------      ------------       -----------        ----------       -----------      -----------     ----------      ----------

    728,997                 0           677,091           808,152           661,557          106,375         11,564               0
    644,200           938,177           275,936            50,819            (2,693)          33,496          7,246            (355)

 50,590,003       145,749,839        13,306,940         8,008,016        (2,145,944)      13,249,074      7,034,042       4,352,952
-----------      ------------       -----------        ----------       -----------      -----------     ----------      ----------
 51,963,200       146,688,016        14,259,967         8,866,987        (1,487,080)      13,388,945      7,052,852       4,352,597
-----------      ------------       -----------        ----------       -----------      -----------     ----------      ----------


$50,841,154      $144,504,446       $13,869,576        $8,129,851       $(1,664,543)     $13,183,030     $6,888,521      $5,645,563
===========      ============       ===========        ==========       ===========      ===========     ==========      ==========

* Became available on May 3, 1999 (Note 1)


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A8

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS For the periods ended December 31, 1999 and 1998

                                                                                             SUBACCOUNTS
                                                                     --------------------------------------------------------------
                                                                              PRUDENTIAL                         PRUDENTIAL
                                                                             MONEY MARKET                     DIVERSIFIED BOND
                                                                               PORTFOLIO                          PORTFOLIO
                                                                     ----------------------------      ----------------------------
                                                                        1999            1998              1999              1998
                                                                     ------------    ------------      ------------    ------------
OPERATIONS
  Net investment income (loss) ..................................... $ 10,917,355    $  6,220,605      $ (6,984,293)   $ 13,023,727
  Capital gains distributions received .............................            0               0         1,285,540         716,977
  Realized gain (loss) on shares redeemed ..........................            0               0          (217,332)         (6,174)
  Net change in unrealized gain (loss) on investments ..............            0               0        (4,059,603)     (1,510,869)
                                                                     ------------    ------------      ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ........................................   10,917,355       6,220,605        (9,975,688)     12,223,661
                                                                     ------------    ------------      ------------    ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ......................................  272,372,341     222,388,823       277,727,914     221,694,519
  Surrenders, Withdrawals and Death Benefits .......................  (42,335,727)    (19,037,371)      (36,944,522)    (11,972,687)
  Net Transfers From (To) Other Subaccounts or Fixed Rate Option ...  (71,873,867)    (73,761,433)      (26,698,441)     24,535,852
  Withdrawal Charge ................................................     (183,933)        (17,990)         (242,247)        (37,955)
                                                                     ------------    ------------      ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS ...................  157,978,814     129,572,029       213,842,704     234,219,729
                                                                     ------------    ------------      ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7] .................................            0      (3,640,779)                0      (2,285,665)
                                                                     ------------    ------------      ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................  168,896,169     132,151,855       203,867,016     244,157,725

NET ASSETS
  Beginning of period ..............................................  240,620,995     108,469,140       367,706,799     123,549,074
                                                                     ------------    ------------      ------------    ------------
  End of period .................................................... $409,517,164    $240,620,995      $571,573,815    $367,706,799
                                                                     ============    ============      ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A9

                             SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
        PRUDENTIAL                      OCC ACCUMULATION                     PRUDENTIAL                        PRUDENTIAL
      HIGH YIELD BOND                     TRUST MANAGED                      STOCK INDEX                     EQUITY INCOME
         PORTFOLIO                          PORTFOLIO                         PORTFOLIO                         PORTFOLIO
---------------------------       ----------------------------      -----------------------------      -----------------------------
    1999          1998                1999           1998                1999            1998             1999            1998
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------
$ (3,951,259)  $ 20,816,978       $    (28,302)   $ (2,670,351)     $   (2,089,727)  $   (185,276)     $  4,901,707    $  5,591,019
           0              0         13,670,677       6,952,938          11,127,890      8,054,760        60,578,751      25,710,606
  (1,335,323)      (473,469)           897,961        (277,190)          1,703,966        856,268        (1,995,011)       (231,835)
  15,367,189    (34,004,857)           324,829       5,676,242         130,084,476     81,282,537       (13,812,667)    (61,296,933)
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------

  10,080,607    (13,661,348)        14,865,165       9,681,639         140,826,605     90,008,289        49,672,780     (30,227,143)
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------

 129,036,884    188,630,259        112,391,697     228,513,667         321,599,131    252,590,459       115,693,987     290,496,090
 (30,777,962)   (13,920,895)       (36,218,849)    (15,187,256)        (47,411,223)   (18,498,579)      (36,847,150)    (17,041,887)
 (29,441,596)     9,082,688        (50,061,353)     (1,385,568)         37,359,865     20,564,789       (43,263,785)      2,985,956
    (389,559)       (35,661)          (436,907)        (82,063)           (260,561)       (78,726)         (356,713)        (65,773)
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------

  68,427,767    183,756,391         25,674,588     211,858,780         311,287,212    254,577,943        35,226,339     276,374,386
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------

          (0)    (2,770,786)                 0      (3,854,378)                  0     (2,993,998)                0      (3,015,564)
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------

  78,508,374    167,324,257         40,539,753     217,686,041         452,113,817    341,592,234        84,899,119     243,131,679

 302,699,998    135,375,741        405,603,080     187,917,039         565,248,472    223,656,238       467,755,026     224,623,347
------------   ------------       ------------    ------------      --------------   ------------      ------------    ------------
$381,208,372   $302,699,998       $446,142,833    $405,603,080      $1,017,362,289   $565,248,472      $552,654,145    $467,755,026
============   ============       ============    ============      ==============   ============      ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A10

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS For the periods December 31, 1999 and 1998

                                                                                               SUBACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                                                              T. ROWE PRICE
                                                                        AIM V.I. GROWTH AND                   EQUITY INCOME
                                                                             INCOME FUND                         PORTFOLIO
                                                                    ----------------------------      ------------------------------
                                                                        1999            1998              1999             1998
                                                                    ------------    ------------      ------------     ------------
OPERATIONS
  Net investment income (loss) .................................... $   (944,313)   $   (564,142)     $    959,254     $    971,949
  Capital gains distributions received ............................      679,249         916,060         8,086,306        4,669,654
  Realized gain (loss) on shares redeemed .........................      261,097          36,024           380,940           34,283
  Net change in unrealized gain (loss) on investments .............   43,708,751      16,122,807        (6,757,908)       2,625,091
                                                                    ------------    ------------      ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .......................................   43,704,784      16,510,749         2,668,592        8,300,977
                                                                    ------------    ------------      ------------     ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....................................   63,862,790      39,265,963        47,231,184       65,996,482
  Surrenders, Withdrawals and Death Benefits ......................   (9,606,456)     (2,875,990)      (11,063,140)      (5,579,801)
  Net Transfers From (To) Other Subaccounts or Fixed Rate Option ..    6,136,356       1,659,949        (7,280,014)       1,810,796
  Withdrawal Charge ...............................................      (31,826)        (15,890)          (73,056)         (35,415)
                                                                    ------------    ------------      ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS ..................   60,360,864      38,034,032        28,814,974       62,192,062
                                                                    ------------    ------------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7] ................................            0        (460,303)                0       (1,320,662)
                                                                    ------------    ------------      ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................  104,065,648      54,084,478        31,483,566       69,172,377

NET ASSETS
  Beginning of period .............................................   96,226,194      42,141,716       157,792,961       88,620,584
                                                                    ------------    ------------      ------------     ------------
  End of period ................................................... $200,291,842    $ 96,226,194      $189,276,527     $157,792,961
                                                                    ============    ============      ============     ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A11

                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
           PRUDENTIAL
              EQUITY                     PRUDENTIAL JENNISON                      AIM V.I.                       JANUS ASPEN
            PORTFOLIO                         PORTFOLIO                         VALUE FUND                    GROWTH PORTFOLIO
-----------------------------    -------------------------------     -----------------------------     ----------------------------
    1999             1998              1999             1998             1999             1998             1999            1998
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------
$  2,422,155     $  2,717,113    $   (9,718,126)    $ (3,512,674)    $ (2,139,467)    $   (537,111)    $ (2,418,311)   $  1,636,631
  89,969,855       62,992,043        47,725,828        6,752,988        4,672,141        4,721,622        1,086,014       2,162,901
     856,311          386,861         3,182,966          266,858          139,822           68,930          163,612       1,707,561
 (24,789,617)     (39,567,051)      263,864,400       93,984,005       56,483,118       18,290,373       87,382,804      19,044,323
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------

  68,458,704       26,528,966       305,055,068       97,491,177       59,155,614       22,543,814       86,214,119      24,551,416
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------

 204,643,213      252,668,916       372,109,655      226,450,341      143,043,185       44,708,869      132,338,514      39,709,839
 (45,524,510)     (21,218,983)      (49,014,642)     (12,706,368)     (12,933,293)      (2,887,607)     (14,142,704)     (3,026,558)
 (28,913,363)       2,789,177        92,106,617       28,775,735       35,258,086        6,080,094       44,810,730       4,761,250
    (324,391)         (85,832)         (327,147)         (52,520)         (55,983)         (18,853)         (57,856)        (21,890)
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------

 129,880,949      234,153,278       414,874,483      242,467,188      165,311,995       47,882,503      162,948,684      41,422,641
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------

           0       (4,666,555)                0       (2,553,663)               0         (766,278)               0      (1,013,718)
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------

 198,339,653      256,015,689       719,929,551      337,404,702      224,467,609       69,660,039      249,162,803      64,960,339

 588,646,085      332,630,396       495,648,718      158,244,016      117,874,169       48,214,130      114,857,708      49,897,369
------------     ------------    --------------     ------------     ------------     ------------     ------------    ------------
$786,985,738     $588,646,085    $1,215,578,269     $495,648,718     $342,341,778     $117,874,169     $364,020,511    $114,857,708
============     ============    ==============     ============     ============     ============     ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A12

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS For the periods ended December 31, 1999 and 1998

                                                                                              SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                                   MFS                             MFS
                                                                             RESEARCH SERIES              EMERGING GROWTH SERIES
                                                                      ----------------------------     -----------------------------
                                                                          1999            1998             1999           1998
                                                                      ------------    ------------     ------------    ------------
OPERATIONS
  Net investment income (loss) .....................................  $ (1,044,766)   $   (710,146)    $ (3,014,243)   $ (1,270,095)
  Capital gains distributions received .............................       888,428       1,080,320                0         638,659
  Realized gain (loss) on shares redeemed ..........................       916,660         101,567        1,054,720         519,956
  Net change in unrealized gain (loss) on investments ..............    18,501,505      10,224,375      156,194,947      27,427,720
                                                                      ------------    ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ........................................    19,261,827      10,696,116      154,235,424      27,316,240
                                                                      ------------    ------------     ------------    ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ......................................    19,128,059      27,881,903       79,496,716      66,934,974
  Surrenders, Withdrawals and Death Benefits .......................    (4,803,341)     (2,149,211)     (13,508,434)     (3,655,122)
  Net Transfers From (To) Other Subaccounts or Fixed Rate Option ...    (1,734,031)        201,719       10,085,471       5,933,717
  Withdrawal Charge ................................................       (43,356)        (16,202)        (109,040)        (22,762)
                                                                      ------------    ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS ...................    12,547,331      25,918,209       75,964,713      69,190,807
                                                                      ------------    ------------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7] .................................             0        (751,189)               0        (629,650)
                                                                      ------------    ------------     ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    31,809,158      35,863,136      230,200,137      95,877,397

NET ASSETS
  Beginning of period ..............................................    74,840,141      38,977,005      147,707,864      51,830,467
                                                                      ------------    ------------     ------------    ------------
  End of period ....................................................  $106,649,299    $ 74,840,141     $377,908,001    $147,707,864
                                                                      ============    ============     ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A13

                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                        WARBURG PINCUS                   PRUDENTIAL                            JANUS ASPEN
   OCC ACCUMULATION TRUST            POST-VENTURE CAPITAL                  GLOBAL                         INTERNATIONAL GROWTH
      SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO                              PORTFOLIO
--------------------------       --------------------------       ---------------------------          ----------------------------
   1999            1998              1999           1998               1999          1998                  1999            1998
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------
$  (574,096)    $ (726,310)      $  (351,026)   $  (220,149)      $ (1,122,046)   $    51,729          $ (2,183,570)   $    375,577
          0      1,857,356                 0              0            728,997      3,067,421                     0         277,964
   (779,717)      (185,468)          228,993        (29,780)           644,200        343,605               938,177         257,344
 (1,154,571)    (8,799,441)       15,136,721      1,225,477         50,590,003      8,158,029           145,749,839      12,138,102
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------


 (2,508,384)    (7,853,863)       15,014,688        975,548         50,841,154     11,620,784           144,504,446      13,048,987
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------


 14,475,643     40,824,682         7,384,487      7,812,255         50,926,412     25,232,854            67,353,904      46,761,121
 (5,403,265)    (2,179,774)       (1,361,901)      (716,362)        (6,794,389)    (2,991,488)           (9,802,085)     (5,140,181)
 (6,539,646)     1,029,950          (924,117)     1,132,477          3,429,607       (807,455)            4,587,183       3,054,726
    (26,239)       (17,090)           (7,136)        (4,532)           (20,785)        (9,953)              (54,319)        (32,754)
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------

  2,506,493     39,657,768         5,091,333      8,223,838         47,540,845     21,423,958            62,084,683      44,642,912
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------

          0       (810,379)                0       (230,776)                 0       (770,307)                    0      (1,490,800)
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------

     (1,891)    30,993,526        20,106,021      8,968,610         98,381,999     32,274,435           206,589,129      56,201,099

 77,839,114     46,845,588        21,034,529     12,065,919         74,581,852     42,307,417           136,172,457      79,971,358
-----------   ------------       -----------    -----------       ------------    -----------          ------------    ------------
$77,837,223   $ 77,839,114       $41,140,550    $21,034,529       $172,963,851    $74,581,852          $342,761,586    $136,172,457
===========   ============       ===========    ===========       ============    ===========          ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A23

                                       A14

                             FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS For the periods ended December 31, 1999 and 1998

                                                                                              SUBACCOUNTS
                                                                    ---------------------------------------------------------------
                                                                                                              PRUDENTIAL SMALL
                                                                          T. ROWE PRICE                        CAPITALIZATION
                                                                       INTERNATIONAL STOCK                         STOCK
                                                                            PORTFOLIO                            PORTFOLIO
                                                                    ---------------------------          --------------------------
                                                                       1999            1998                 1999           1998
                                                                    -----------     -----------          -----------    -----------
OPERATIONS
 Net investment income (loss) ....................................  $  (390,391)    $    (9,407)         $  (737,136)   $  (223,876)
 Capital gains distributions received ............................      677,091         145,141              808,152      2,099,444
 Realized gain (loss) on shares redeemed .........................      275,936          (5,370)              50,819        100,021
 Net change in unrealized gain (loss) on investments .............   13,306,940       3,521,094            8,008,016     (1,974,627)
                                                                    -----------     -----------          -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................................   13,869,576       3,651,458            8,129,851            962
                                                                    -----------     -----------          -----------    -----------
ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS
 Contract Owner Net Payments .....................................   12,272,179      11,193,741           35,151,433      9,070,074
 Surrenders, Withdraws and Death Benefits ........................   (2,369,288)     (1,426,032)          (2,900,328)    (1,481,001)
 Net Transfers From (To) Other Subaccounts or Fixed Rate Option ..     (539,182)       (546,402)             245,904      2,431,672
 Withdrawal Changes ..............................................      (12,248)         (9,049)              (3,007)           (24)
                                                                    -----------     -----------          -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS ..................    9,351,461       9,212,258           32,494,002     10,020,721
                                                                    -----------     -----------          -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT [Note 7] ................................            0        (444,980)                   0         (2,337)
                                                                    -----------     -----------          -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................   23,221,037      12,418,736           40,623,853     10,019,346

NET ASSETS
 Beginning of period .............................................   36,131,667      23,712,931           36,438,134     26,418,788
                                                                    -----------     -----------          -----------    -----------
 End of period ...................................................  $59,352,704     $36,131,667          $77,061,987    $36,438,134
                                                                    ===========     ===========          ===========    ===========

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A2

                                       A15

                             SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             PRUDENTIAL                             PRUDENTIAL
          AMERICAN                           FRANKLIN                          20/20                                DIVERSIFIED
           CENTURY                           SMALL CAP                         FOCUS                               CONSERVATIVE
          VP VALUE*                         GROWTH FUND*                     PORTFOLIO**                         GROWTH PORTFOLIO**
-------------------------          --------------------------             ----------------                      -------------------
   1999          1998                  1999           1998                      1999                                    1999
-----------    ----------          -----------     ----------               -----------                            ------------
$  (177,463)   $   (6,029)         $  (205,915)    $   (5,958)              $  (164,331)                           $  1,292,966
    661,557             0              106,375              0                    11,564                                       0
     (2,693)          (98)              33,496          6,735                     7,246                                    (355)
 (2,145,944)      112,247           13,249,074        340,261                 7,034,042                               4,352,952
-----------    ----------          -----------     ----------               -----------                            ------------

 (1,664,543)      106,120           13,183,030        341,038                 6,888,521                               5,645,563
-----------    ----------          -----------     ----------               -----------                            ------------

 23,604,381     2,778,442           22,122,028      2,545,887                38,855,299                              92,547,214
   (631,172)       (8,361)            (543,922)        (4,069)                 (504,773)                             (2,063,359)
  4,383,749       740,969            7,420,093        630,269                14,502,718                              11,427,441
     (1,238)           (8)              (1,563)            (9)                   (1,154)                                   (992)
-----------    ----------          -----------     ----------               -----------                            ------------

 27,355,720     3,511,042           28,996,636      3,172,078                52,852,090                             101,910,304
-----------    ----------          -----------     ----------               -----------                            ------------

          0          (681)                   0         (2,440)                        0                                       0
-----------    ----------          -----------     ----------               -----------                            ------------

 25,691,177     3,616,481           42,179,666      3,510,676                59,740,611                             107,555,867

  3,616,481             0            3,510,676              0                         0                                       0
-----------    ----------          -----------     ----------               -----------                            ------------
$29,307,658    $3,616,481          $45,690,342     $3,510,676               $59,740,611                            $107,555,867
===========    ==========          ===========     ==========               ===========                            ============

 * Became available on September 1, 1998 (Note 1)
** Became available on May 3, 1999 (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A2\

                                       A16

                        NOTES TO FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 1999

NOTE 1:  GENERAL

          Pruco Life Flexible Premium Variable Annuity Account ("the Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from the purchases of Discovery Preferred Variable Annuity contracts ("Discovery Preferred") and Discovery Select Variable Annuity contracts ("Discovery Select") and beginning October 11, 1999 Discovery Choice Variable Annuity contracts, Basic and Enhanced ("Discovery Choice") are invested in the Account. The contract is considered basic or enhanced depending on the death benefit option that you choose, where the enhanced contract offers a guaranteed minimum death benefit.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are thirty subaccounts within the Account. Discovery Choice contracts offer the option to invest in twenty-four of these subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or any of the non-Prudential administered funds shown in Note 3. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

                                       A17

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

          The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered variable funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 1999 were as follows:

                                          PRUDENTIAL         PRUDENTIAL         PRUDENTIAL            OCC             PRUDENTIAL
                                            MONEY           DIVERSIFIED         HIGH YIELD        ACCUMULATION           STOCK
                                            MARKET              BOND               BOND           TRUST MANAGED          INDEX
                                           PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         ------------       ------------       ------------       ------------       ------------
          Number of shares (rounded):      40,951,716         52,198,522         50,692,603         10,220,913         22,887,791
          Net asset value per share:     $      10.00       $      10.95       $       7.52       $      43.65       $      44.45
          Cost:                          $409,517,164       $579,021,636       $399,709,831       $431,055,912       $789,218,496

                                          PRUDENTIAL          AIM V.I.         T. ROWE PRICE
                                            EQUITY            GROWTH &            EQUITY           PRUDENTIAL         PRUDENTIAL
                                            INCOME             INCOME             INCOME             EQUITY            JENNISON
                                           PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         ------------       ------------       ------------       ------------       ------------
          Number of shares (rounded):      28,312,200          6,340,356         10,105,527         27,231,340         37,529,431
          Net asset value per share:     $      19.52       $      31.59       $      18.73       $      28.90       $     32.39
          Cost:                          $622,435,509       $137,091,483       $186,994,604       $838,738,489       $846,668,974

                                                                                                      MFS                OCC
                                           AIM V.I.          JANUS ASPEN           MFS              EMERGING         ACCUMULATION
                                            VALUE             GROWTH             RESEARCH            GROWTH         TRUST SMALL CAP
                                            FUND             PORTFOLIO            SERIES             SERIES            PORTFOLIO
                                         ------------       ------------       ------------       ------------       ------------
          Number of shares (rounded):      10,219,158         10,817,861          4,569,379          9,960,675          3,456,360
          Net asset value per share:     $      33.50       $      33.65       $      23.34       $      37.94       $      22.52
          Cost:                          $265,728,076       $253,846,012       $ 75,155,653       $189,594,017       $ 85,243,633

                                                                                                                      PRUDENTIAL
                                        WARBURG PINCUS                          JANUS ASPEN       T. ROWE PRICE          SMALL
                                         POST-VENTURE        PRUDENTIAL        INTERNATIONAL      INTERNATIONAL     CAPITALIZATION
                                           CAPITAL            GLOBAL              GROWTH             STOCK              STOCK
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                         ------------       ------------       ------------       ------------       ------------
          Number of shares (rounded):       2,136,062          5,583,081          8,863,760          3,117,264          4,742,276
          Net asset value per share:     $      19.26       $      30.98       $      38.67       $      19.04       $     16.25
          Cost:                          $ 23,810,106       $115,095,666       $181,641,250       $ 43,336,323       $ 67,771,202

                                                                                                   PRUDENTIAL
                                                                                PRUDENTIAL         DIVERSIFIED
                                           AMERICAN           FRANKLIN             20/20          CONSERVATIVE
                                           CENTURY            SMALL CAP            FOCUS             GROWTH
                                           VP VALUE          GROWTH FUND         PORTFOLIO          PORTFOLIO
                                         ------------       ------------       ------------       ------------
          Number of shares (rounded):       4,925,657          2,902,822          5,028,671         10,371,829
          Net asset value per share:     $       5.95       $      15.74       $      11.88       $     10.37
          Cost:                          $ 31,341,355       $ 32,101,007       $ 52,706,569       $103,202,915

                                       A18

NOTE 4:  CONTRACT OWNER UNIT INFORMATION

         Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 1999 were as follows:

                                                                                    SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                     PRUDENTIAL      PRUDENTIAL      PRUDENTIAL          OCC
                                                        MONEY        DIVERSIFIED     HIGH YIELD     ACCUMULATION      PRUDENTIAL
                                                       MARKET           BOND            BOND        TRUST MANAGED     STOCK INDEX
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Preferred - rounded) ................    18,428,614      23,741,453      17,801,035           N/A           40,197,437
Unit Value (Discovery Preferred) .................  $    1.16977    $    1.17457    $    1.25119           N/A       $      2.24149
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Preferred) ..........................  $ 21,557,240    $ 27,885,998    $ 22,272,477           N/A       $   90,102,154
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Select - rounded) ...................   331,274,925     462,776,279     286,794,531     321,473,248        413,343,040
Unit Value (Discovery Select) ....................  $    1.16977    $    1.17457    $    1.25119    $    1.38780     $      2.24149
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Select) .............................  $387,515,470    $543,563,134    $358,834,450    $446,140,573     $  926,504,291
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Choice Basic - rounded) .............       192,759           3,666           7,701           0.000             67,412
Unit Value (Discovery Choice Basic) ..............  $    1.00705    $    1.00134    $    1.02910    $    0.98149     $      1.07732
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Choice Basic) .......................  $    194,118    $      3,671    $      7,925    $          0     $       72,625
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Choice Enhanced - rounded) ..........       248,722         120,911          90,921           2,303            634,532
Unit Value (Discovery Choice Enhanced) ...........  $    1.00649    $    1.00083    $    1.02858    $    0.98101     $      1.07673
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Choice Enhanced) ....................  $    250,336    $    121,012    $     93,520    $      2,260     $      683,219
                                                    ------------    ------------    ------------    ------------     --------------
TOTAL CONTRACT OWNER EQUITY ......................  $409,517,164    $571,573,815    $381,208,372    $446,142,833     $1,017,362,289
                                                    ============    ============    ============    ============     ==============

                                                                                    SUBACCOUNTS (CONTINUED)
                                                    -------------------------------------------------------------------------------
                                                                      AIM V.I.     T. ROWE PRICE
                                                      PRUDENTIAL     GROWTH AND        EQUITY       PRUDENTIAL         PRUDENTIAL
                                                    EQUITY INCOME      INCOME          INCOME         EQUITY            JENNISON
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Preferred - rounded) ................    32,470,878           N/A             N/A        77,161,984         41,947,739
Unit Value (Discovery Preferred) .................  $    1.77516           N/A             N/A      $    1.77642     $      2.81446
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Preferred) ..........................  $ 57,641,005           N/A             N/A      $137,072,091     $  118,060,232
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Select - rounded) ...................   278,847,271      93,248,281     129,059,108     365,751,430        389,581,022
Unit Value (Discovery Select) ....................  $    1.77516    $    2.14458    $    1.46563    $    1.77642     $      2.81446
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Select) .............................  $494,998,521    $199,978,398    $189,152,900    $649,728,156     $1,096,460,204
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Units Outstanding
  (Discovery Choice Basic - rounded) .............         2,939          91,373          18,191           0.000            192,663
Unit Value (Discovery Choice Basic) ..............  $    1.07799    $    1.16053    $    0.97418    $    1.07278     $      1.17793
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Choice Basic - rounded) .............  $      3,169    $    106,041    $     17,721    $          0     $      226,943
                                                    ------------    ------------    ------------    ------------     --------------
Contact Owner Units Outstanding
  (Discovery Choice Enhanced - rounded) ..........        10,626         178,802         108,770         172,987            705,729
Unit Value (Discovery Choice Enhanced) ...........  $    1.07749    $    1.15996    $    0.97367        $1.07228     $      1.17735
                                                    ------------    ------------    ------------    ------------     --------------
Contract Owner Equity
  (Discovery Choice Enhanced) ....................  $     11,450    $    207,403    $    105,906    $    185,491     $      830,890
                                                    ------------    ------------    ------------    ------------     --------------
TOTAL CONTRACT OWNER EQUITY ......................  $552,654,145    $200,291,842    $189,276,527    $786,985,738     $1,215,578,269
                                                    ============    ============    ============    ============     ==============

                                       A19

          Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 1999 were as follows:

                                                                                   SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
                                                                                                       MFS               OCC
                                                       AIM V.I.     JANUS ASPEN         MFS          EMERGING         ACCUMULATION
                                                        VALUE          GROWTH         RESEARCH        GROWTH         TRUST SMALL CAP
                                                        FUND          PORTFOLIO        SERIES         SERIES            PORTFOLIO
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Preferred - rounded) ................         N/A             N/A             N/A             N/A               N/A
Unit Value (Discovery Preferred) .................         N/A             N/A             N/A             N/A               N/A
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Preferred) ..........................         N/A             N/A             N/A             N/A               N/A
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Select - rounded) ...................   159,478,282     156,489,738      58,852,725     142,181,941        70,710,730
Unit Value (Discovery Select) ....................  $    2.14096    $    2.31856    $    1.81149    $    2.65585       $   1.10051
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Select) .............................  $341,436,622    $362,830,846    $106,611,123    $377,613,907       $77,817,866
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Choice Basic - rounded) .............        71,394         225,112          11,559          87,135            13,871
Unit Value (Discovery Choice Basic) ..............  $    1.11027    $    1.14801    $    1.15051    $    1.46600       $   1.04407
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Choice Basic) .......................  $     79,267    $    258,430    $     13,299    $    127,741       $    14,482
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Choice Enhanced - rounded) ..........       744,211         811,597          21,634         113,531             4,672
Unit Value (Discovery Choice Enhanced) ...........  $    1.10975    $    1.14741    $    1.14991    $    1.46527       $   1.04349
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Choice Enhanced) ....................  $    825,889    $    931,235    $     24,877    $    166,353       $     4,875
                                                    ------------    ------------    ------------    ------------       -----------
TOTAL CONTRACT OWNER EQUITY ......................  $342,341,778    $364,020,511    $106,649,299    $377,908,001       $77,837,223
                                                    ============    ============    ============    ============       ===========

                                                                                 SUBACCOUNTS (CONTINUED)
                                                  ----------------------------------------------------------------------------------
                                                                                                                        PRUDENTIAL
                                                   WARBURG PINCUS                                  T. ROWE PRICE          SMALL
                                                    POST-VENTURE     PRUDENTIAL     JANUS ASPEN    INTERNATIONAL      CAPITALIZATION
                                                       CAPITAL         GLOBAL       INTERNATIONAL       STOCK              STOCK
                                                      PORTFOLIO       PORTFOLIO   GROWTH PORTFOLIO    PORTFOLIO          PORTFOLIO
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Preferred - rounded) ................         N/A        12,841,628           N/A             N/A          15,770,345
Unit Value (Discovery Preferred) .................         N/A      $    2.27423           N/A             N/A         $   1.64674
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Preferred) ..........................         N/A      $ 29,204,816           N/A             N/A         $25,969,657
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Select - rounded) ...................    22,673,902      63,210,475     133,606,831      37,353,154        36,672,909
Unit Value (Discovery Select) ....................  $    1.81263    $    2.27423    $    2.55865    $    1.58765       $   1.39319
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Select) .............................  $ 41,099,395    $143,755,159    $341,853,118    $ 59,303,735       $51,092,330
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Choice Basic - rounded) .............         1,934           0.000         148,790           0.000             0.000
Unit Value (Discovery Choice Basic) ..............  $    1.39652    $    1.24477    $    1.46027    $    1.19809       $   1.12193
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Choice Basic) .......................  $      2,701    $          0    $    217,274    $          0       $         0
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Units Outstanding
  (Discovery Choice Enhanced - rounded) ..........        27,550           3,116         473,563          40,893             0.000
Unit Value (Discovery Choice Enhanced) ...........  $    1.39579    $    1.24417    $    1.45956    $    1.19749       $   1.12143
                                                    ------------    ------------    ------------    ------------       -----------
Contract Owner Equity
  (Discovery Choice Enhanced) ....................  $     38,454    $      3,876    $    691,194    $     48,969       $         0
                                                    ------------    ------------    ------------    ------------       -----------
TOTAL CONTRACT OWNER EQUITY ......................  $ 41,140,550    $172,963,851    $342,761,586    $ 59,352,704       $77,061,987
                                                    ============    ============    ============    ============       ===========

                                       A20

                                                                     SUBACCOUNTS (CONTINUED)
                                                    ------------------------------------------------------------
                                                                                                     PRUDENTIAL
                                                                                     PRUDENTIAL      DIVERSIFIED
                                                      AMERICAN       FRANKLIN          20/20        CONSERVATIVE
                                                       CENTURY       SMALL CAP         FOCUS          GROWTH
                                                      VP VALUE      GROWTH FUND      PORTFOLIO       PORTFOLIO
                                                    ------------    ------------    ------------    ------------
Contract Owner Units Outstanding
  (Discovery Preferred - rounded) ................         N/A             N/A             N/A             N/A
Unit Value (Discovery Preferred) .................         N/A             N/A             N/A             N/A
                                                    ------------    ------------    ------------    ------------
Contract Owner Equity
  (Discovery Preferred) ..........................         N/A             N/A             N/A             N/A
                                                    ------------    ------------    ------------    ------------
Contract Owner Units Outstanding
  (Discovery Select - rounded) ...................    25,545,686      21,301,323      50,083,559     102,284,285
Unit Value (Discovery Select) ....................  $    1.14715    $    2.14040    $    1.17842    $    1.05128
                                                    ------------    ------------    ------------    ------------
Contract Owner Equity
  (Discovery Select) .............................  $ 29,304,734    $ 45,593,352    $ 59,019,467    $107,529,423
                                                    ------------    ------------    ------------    ------------
Contract Owner Units Outstanding
  (Discovery Choice Basic - rounded) .............         0.000          24,088          29,922           6,052
Unit Value (Discovery Choice Basic) ..............  $    0.97477    $    1.27363    $    1.14337    $    1.05464
                                                    ------------    ------------    ------------    ------------
Contract Owner Equity
  (Discovery Choice Basic) .......................  $          0    $     30,679    $     34,212    $      6,383
                                                    ------------    ------------    ------------    ------------
Contract Owner Units Outstanding
  (Discovery Choice Enhanced - rounded) ..........         3,002          52,091         601,106          19,031
Unit Value (Discovery Choice Enhanced) ...........  $    0.97426    $    1.27297    $    1.14278    $    1.05412
                                                    ------------    ------------    ------------    ------------
Contract Owner Equity
  (Discovery Choice Enhanced) ....................  $      2,924    $     66,311    $    686,932    $     20,061
                                                    ------------    ------------    ------------    ------------
TOTAL CONTRACT OWNER EQUITY ......................  $ 29,307,658    $ 45,690,342    $ 59,740,611    $107,555,867
                                                    ============    ============    ============    ============

NOTE 5:   CHARGES AND EXPENSES

          A.   Mortality Risk and Expense Risk Charges

               The mortality risk and expense risk charges, at an effective annual rate of 1.25%, 1.25%, 1.35% and 1.65%, are applied daily against the net assets representing equity of Discovery Preferred, Discovery Select, Discovery Choice Basic and Discovery Choice Enhanced contract owners, respectively, held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life.

          B.   Administration Charges

               The administration charges at an effective annual rate of .15% is applied daily against the net assets representing equity of Discovery Preferred and Discovery Select contract owners held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

          C.   Withdrawal Charge

               A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.


NOTE 6:   TAXES

          Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


NOTE 7:   NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

          The increase (decrease) in net assets retained in the account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

                                      A21

NOTE 8:   UNIT ACTIVITY

          Transactions in units (including transfers among subaccounts) for the years ended December 31, 1999 and 1998 were as follows:

                                                                         SUBACCOUNTS
                              -----------------------------------------------------------------------------------------------------
                                      PRUDENTIAL                         PRUDENTIAL                              PRUDENTIAL
                                         MONEY                           DIVERSIFIED                             HIGH YIELD
                                        MARKET                               BOND                                    BOND
                                       PORTFOLIO                          PORTFOLIO                               PORTFOLIO
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:  456,935,811    331,650,231        291,375,622      237,118,644         133,657,032       184,723,455
Contract Owner Redemptions:   (319,757,994)  (215,127,759)      (111,214,388)     (37,463,915)        (78,517,650)      (40,262,125)

                                                                       SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------
                                          OCC
                                      ACCUMULATION                      PRUDENTIAL                              PRUDENTIAL
                                      TRUST MANAGED                     STOCK INDEX                            EQUITY INCOME
                                        PORTFOLIO                        PORTFOLIO                               PORTFOLIO
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:   97,333,166    191,632,041        217,901,612      191,146,233          93,026,349       197,270,485
Contract Owner Redemptions:    (78,496,794)   (33,777,164)       (63,462,137)     (39,441,955)        (74,144,631)      (37,833,640)

                                                                       SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------
                                         AIM V.I.                         T. ROWE PRICE
                                        GROWTH AND                           EQUITY                             PRUDENTIAL
                                          INCOME                             INCOME                               EQUITY
                                         PORTFOLIO                          PORTFOLIO                            PORTFOLIO
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:   46,491,648     33,393,776         43,773,751       59,351,080         150,750,917       187,580,463
Contract Owner Redemptions:    (12,380,878)    (6,352,042)       (24,719,079)     (14,700,797)        (75,237,504)      (40,618,482)

                                                                       SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------
                                         PRUDENTIAL                        AIM V.I.                             JANUS ASPEN
                                          JENNISON                          VALUE                                GROWTH
                                          PORTFOLIO                         FUND                                PORTFOLIO
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:  254,836,824    169,816,396        109,052,648       42,370,683         107,500,782        38,586,915
Contract Owner Redemptions:    (69,429,979)   (27,814,479)       (19,289,303)      (8,849,926)        (20,319,212)       (8,478,173)

                                                                       SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------
                                                                             MFS                                    OCC
                                             MFS                          EMERGING                             ACCUMULATION
                                          RESEARCH                         GROWTH                             TRUST SMALL CAP
                                           SERIES                          SERIES                                PORTFOLIO
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:   18,280,673     25,587,443         70,528,991       65,462,962          22,091,651        42,145,368
Contract Owner Redemptions:     (9,946,023)    (6,445,798)       (25,076,467)     (12,875,587)        (19,841,734)       (9,942,999)

                                                                       SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------
                                      WARBURG PINCUS
                                       POST-VENTURE                       PRUDENTIAL                              JANUS ASPEN
                                          CAPITAL                           GLOBAL                               INTERNATIONAL
                                         PORTFOLIO                         PORTFOLIO                           GROWTH PORTFOLIO
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:    8,119,699      9,699,611         38,863,649       22,311,044          58,594,897        46,728,091
Contract Owner Redemptions:     (4,128,642)    (2,027,125)       (10,766,101)      (7,301,735)        (20,034,764)      (14,796,532)

                                                                       SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------
                                                                           PRUDENTIAL
                                       T. ROWE PRICE                         SMALL
                                       INTERNATIONAL                    CAPITALIZATION                           AMERICAN
                                          STOCK                             STOCK                                CENTURY
                                        PORTFOLIO                         PORTFOLIO                             VP VALUE*
                              ---------------------------       -----------------------------         -----------------------------
                                  1999           1998               1999             1998                 1999             1998
                              ------------   ------------       ------------      -----------         -----------       -----------
Contract Owner Contributions:   14,025,682     12,732,340        35,801,924        11,437,423          25,178,300       3,106,101
Contract Owner Redemptions:     (6,555,084)    (4,847,940)       (9,019,886)       (3,224,485)         (2,712,585)        (23,128)

* Became available on September 1, 1998 (Note 1)

                                       A22

                             SUBACCOUNTS (CONTINUED)
                              ----------------------------------------------------------------------
                                                                 PRUDENTIAL           PRUDENTIAL
                                         FRANKLIN                  20/20             DIVERSIFIED
                                         SMALL CAP                 FOCUS            CONSERVATIVE
                                       GROWTH FUND*              PORTFOLIO**      GROWTH PORTFOLIO**
                              ---------------------------       ------------      ------------------
                                  1999           1998               1999                 1999
                              ------------   ------------       ------------         -----------
Contract Owner Contributions: 20,865,250     2,877,726          55,311,847           109,391,417
Contract Owner Redemptions:   (2,308,089)      (57,385)         (4,597,260)           (7,082,049)

 * Became available on September 1, 1998 (Note 1)
** Became available on May 3, 1999 (Note 1)

NOTE 9:   PURCHASES AND SALES OF INVESTMENTS

          The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 1999 were as follows:

                             PRUDENTIAL            PRUDENTIAL            PRUDENTIAL               OCC
                               MONEY              DIVERSIFIED            HIGH YIELD           ACCUMULATION          PRUDENTIAL
                              MARKET                 BOND                  BOND              TRUST MANAGED          STOCK INDEX
                             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                            ------------          ------------          ------------          ------------          ------------
Purchases ................  $206,858,775          $218,701,233          $ 79,837,332          $ 49,695,587          $307,114,320
Sales ....................  $(53,199,841)         $(11,842,823)         $(16,260,144)         $(30,141,506)         $ (6,737,349)

                                                    AIM V.I.            T. ROWE PRICE
                             PRUDENTIAL            GROWTH AND              EQUITY              PRUDENTIAL           PRUDENTIAL
                            EQUITY INCOME            INCOME                INCOME                EQUITY              JENNISON
                             PORTFOLIO               FUND                PORTFOLIO             PORTFOLIO            PORTFOLIO
                            ------------          ------------          ------------          ------------          ------------
Purchases ................  $ 57,186,887          $ 59,506,973          $ 31,561,310          $145,133,645          $414,169,282
Sales ....................  $(29,125,101)         $ (1,074,184)         $ (5,227,372)         $(24,908,733)         $(10,405,909)

                                                                                                 MFS                   OCC
                              AIM V.I.             JANUS ASPEN               MFS                EMERGING           ACCUMULATION
                               VALUE               GROWTH AND             RESEARCH               GROWTH           TRUST SMALL CAP
                               FUND                PORTFOLIO               SERIES                SERIES              PORTFOLIO
                            ------------          ------------          ------------          ------------          ------------
Purchases ................  $162,944,434          $160,723,651          $ 15,829,308          $ 75,757,539          $  7,977,825
Sales ....................  $   (665,356)         $   (748,938)         $ (4,494,861)         $ (2,807,069)         $ (6,538,165)

                                                                                                                     PRUDENTIAL
                           WARBURG PINCUS                                                     T. ROWE PRICE            SMALL
                            POST-VENTURE           PRUDENTIAL           JANUS ASPEN           INTERNATIONAL        CAPITALIZATION
                             CAPITAL                 GLOBAL            INTERNATIONAL              STOCK                STOCK
                            PORTFOLIO              PORTFOLIO          GROWTH PORTFOLIO          PORTFOLIO            PORTFOLIO
                            ------------          ------------          ------------          ------------          ------------
Purchases ................  $  6,050,667          $ 48,942,279          $ 62,035,894          $ 11,045,835          $ 37,590,708
Sales ....................  $ (1,310,360)         $ (2,939,236)         $ (2,594,179)         $ (2,300,203)         $ (5,833,842)

                                                                         PRUDENTIAL            PRUDENTIAL
                              AMERICAN              FRANKLIN                20/20              DIVERSIFIED
                              CENTURY              SMALL CAP               FOCUS              CONSERVATIVE
                              VP VALUE             GROWTH FUND           PORTFOLIO**        GROWTH PORTFOLIO**
                            ------------          ------------          ------------          ------------
Purchases ................  $ 27,184,239          $ 29,172,612          $ 52,835,991          $101,434,895
Sales ....................  $    (75,810)         $   (392,191)         $   (219,367)         $    (26,489)

** Became available on May 3, 1999 (Note 1)

NOTE 10:  SUBSEQUENT EVENT

          As of May 1, 2000 the Warburg Pincus Post-Venture Capital Portfolio's name is being changed to the Global Post-Venture Capital Portfolio. This will have no effect on the Contract owner's account or the related unit value.

                                       A23

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Discovery Choice Variable Annuity Subaccounts of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, OCC Accumulation Trust Managed Portfolio, Prudential Stock Index Portfolio, Prudential Equity Income Portfolio, AIM V.I. Growth and Income Fund,
T. Rowe Price Equity Income Portfolio, Prudential Equity Portfolio, Prudential Jennison Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Research Series, MFS Emerging Growth Series, OCC Accumulation Trust Small Cap Portfolio, Warburg Pincus Post-Venture Capital Portfolio, Prudential Global Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, Prudential Small Capitalization Stock Portfolio, American Century VP Value, Franklin Small Cap Growth Fund, Prudential 20/20 Focus Portfolio and Prudential Diversified Conservative Growth Portfolio of the Discovery Select Variable Annuity Subaccounts of Pruco Life Flexible Premium Variable Annuity Account at December 31, 1999, the results of each of their operations for the period then ended (for the period September 1, 1999 through December 31, 1999 for American Century VP Value and Franklin Small Cap Growth
Fund) and the changes in each of their net assets for each of the two years in the period then ended, (for the period September 1, 1999 through December 31, 1999 for American Century VP Value and Franklin Small Cap Growth Fund), in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1999, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
March 17, 2000

                                       A24

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
December 31, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                 1999               1998
                                                                            -----------------  -----------------
ASSETS

Fixed maturities
     Available for sale, at fair value (amortized cost, 1999: $3,084,057;       $2,998,362         $2,763,926
        1998: $2,738,654)
     Held to maturity, at amortized cost (fair value, 1999: $377,822; 1998:        388,990            410,558
        $421,845)
Equity securities - available for sale, at fair value (cost, 1999: $3,238;           4,532              2,847
     1998: $2,951)
Mortgage loans on real estate                                                       10,509             17,354
Policy loans                                                                       792,352            766,917
Short-term investments                                                             207,219            240,727
Other long-term investments                                                         77,769             42,050
                                                                            -----------------  -----------------
               Total investments                                                 4,479,733          4,244,379
Cash                                                                                76,396             89,679
Deferred policy acquisition costs                                                1,062,785            861,713
Accrued investment income                                                           68,917             61,114
Receivables from affiliate                                                          23,329                  -
Other assets                                                                        48,228             65,145
Separate Account assets                                                         16,032,449         11,490,751
                                                                            -----------------  -----------------
TOTAL ASSETS                                                                   $21,791,837        $16,812,781
                                                                            =================  =================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities

Policyholders' account balances                                                 $3,116,261         $2,702,011
Future policy benefits and other policyholder liabilities                          635,978            528,779
Cash collateral for loaned securities                                               87,336             73,336
Securities sold under agreement to repurchase                                       21,151             49,708
Income taxes payable                                                               145,600            193,358
Payables to affiliate                                                                    -             66,568
Other liabilities                                                                   83,243             55,038
Separate Account liabilities                                                    16,032,449         11,490,751
                                                                            -----------------  -----------------
Total liabilities                                                               20,122,018         15,159,549
                                                                            -----------------  -----------------
Contingencies (See Footnote 12)
Stockholder's Equity
Common stock, $10 par value;
    1,000,000 shares, authorized;
    250,000 shares, issued and outstanding                                           2,500              2,500
Paid-in-capital                                                                    439,582            439,582
Retained earnings                                                                1,258,428          1,202,833

Accumulated other comprehensive (loss) income
    Net unrealized investment (losses) gains                                       (28,364)             9,902
    Foreign currency translation adjustments                                        (2,327)            (1,585)
                                                                            -----------------  -----------------
Accumulated other comprehensive (loss) income                                      (30,691)             8,317
                                                                            -----------------  -----------------
Total stockholder's equity                                                       1,669,819          1,653,232
                                                                            -----------------  -----------------
TOTAL LIABILITIES AND

     STOCKHOLDER'S EQUITY                                                     $ 21,791,837        $16,812,781
                                                                            =================  =================


                 See Notes to Consolidated Financial Statements




                                       B1

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 1999, 1998 and 1997 (In Thousands)
--------------------------------------------------------------------------------


                                                               1999                1998               1997
                                                            --------------     ---------------    ---------------
REVENUES

Premiums                                                       $ 98,976            $ 82,139           $ 69,614
Policy charges and fee income                                   414,425             350,569            332,132
Net investment income                                           276,821             261,430            259,634
Realized investment (losses) gains, net                         (32,545)             44,841             10,974
Asset management fees                                            60,392              40,200             33,310
Other income                                                      1,397               1,067                491
                                                            --------------     ---------------    ---------------

Total revenues                                                  819,466             780,246            706,155
                                                            --------------     ---------------    ---------------

BENEFITS AND EXPENSES

Policyholders' benefits                                         205,042             193,739            199,537
Interest credited to policyholders' account balances            136,852             118,992            110,815
General, administrative and other expenses                      392,041             231,320            227,561
                                                            --------------     ---------------    ---------------

Total benefits and expenses                                     733,935             544,051            537,913
                                                            --------------     ---------------    ---------------

Income from operations before income taxes                       85,531             236,195            168,242
                                                            --------------     ---------------    ---------------

Income tax provision                                             29,936              84,233             61,868
                                                            --------------     ---------------    ---------------

NET INCOME                                                       55,595             151,962            106,374
                                                            --------------     ---------------    ---------------

Other comprehensive (loss) income, net of tax:

     Unrealized gains (losses) on securities, net of
       reclassification adjustment                              (38,266)             (7,227)              3,025

     Foreign currency translation adjustments                      (742)              2,980              (2,863)
                                                            --------------     ---------------    ---------------

Other comprehensive (loss) income                               (39,008)             (4,247)               162
                                                            --------------     ---------------    ---------------

TOTAL COMPREHENSIVE INCOME                                     $ 16,587            $147,715           $106,536
                                                            ==============     ===============    ===============


                 See Notes to Consolidated Financial Statements




                                       B2

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------



                                                                                  Accumulated
                                                                                     other             Total
                                    Common         Paid-in-       Retained       comprehensive     stockholder's
                                      stock         capital       earnings       income (loss)        equity
                                    ------------- ------------ ---------------- ---------------- -------------------
                                    ------------- ------------ ---------------- ---------------- -------------------
Balance, January 1, 1997               $ 2,500     $ 439,582        $944,497            $12,402        $1,398,981

    Net income                               -             -         106,374                  -           106,374

    Change in foreign currency               -             -               -             (2,863)           (2,863)
        translation adjustments,
        net of taxes

    Change in net unrealized
        investment gains, net of             -             -               -              3,025             3,025
        reclassification
        adjustment and taxes
                                    ------------- ------------ ---------------- ---------------- -------------------

Balance, December 31, 1997               2,500       439,582       1,050,871             12,564         1,505,517

   Net income                                -             -         151,962                  -           151,962
    Change in foreign currency
         translation adjustments,            -             -               -              2,980             2,980
         net of taxes

    Change in net unrealized
        investment losses, net of            -             -               -             (7,227)           (7,227)
        reclassification
        adjustment and taxes
                                    ------------- ------------ ---------------- ---------------- -------------------

Balance, December 31, 1998               2,500       439,582       1,202,833              8,317         1,653,232

    Net income                               -             -          55,595                  -            55,595

    Change in foreign currency
        translation adjustments,             -             -               -               (742)             (742)
        net of taxes

    Change in net unrealized
        investment losses, net of            -             -               -            (38,266)          (38,266)
        reclassification
        adjustment and taxes
                                    ------------- ------------ ---------------- ---------------- -------------------

Balance,  December 31, 1999            $ 2,500     $ 439,582     $ 1,258,428         $ (30,691)        $1,669,819
                                    ============= ============================= ================ ===================



                 See Notes to Consolidated Financial Statements




                                       B3

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------


                                                                   1999               1998                 1997
                                                             -----------------  -------------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                     $    55,595          $   151,962          $   106,374
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income                                 (83,961)             (29,827)             (40,783)
     Interest credited to policyholders' account balances          136,852              118,992              110,815
     Realized investment (gains) losses, net                        32,545              (44,841)             (10,974)
     Amortization and other non-cash items                          75,037               19,655              (26,405)
     Change in:
         Future policy benefits and other policyholders'
           liabilities                                             107,199               61,095               34,907
         Accrued investment income                                  (7,803)               5,886               (4,890)
         Payable to affiliate                                      (89,897)              (3,807)              20,547
         Policy loans                                              (25,435)             (62,962)             (64,173)
         Deferred policy acquisition costs                        (201,072)            (206,471)             (22,083)
         Income taxes payable                                      (47,758)             (16,828)              68,417
         Other, net                                                 45,122              (43,675)              34,577
                                                             -----------------  -------------------   ---------------
Cash Flows (Used In) From Operating Activities                      (3,576)             (50,821)             206,329
                                                             -----------------  -------------------   ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                3,076,848            5,429,396            2,828,665
               Held to maturity                                     45,841               74,767              138,626
         Equity securities                                           5,209                4,101                6,939
         Mortgage loans on real estate                               6,845                5,433               24,925
         Other long-term investments                                   385               33,428              (10,618)
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                               (3,452,289)          (5,617,208)          (3,141,785)
               Held to maturity                                    (24,170)            (145,919)             (70,532)
         Equity securities                                          (5,110)              (2,274)              (4,594)
         Other long-term investments                               (39,094)                (409)                 (51)
     Cash collateral for loaned securities, net                     14,000              (70,085)             143,421
     Securities sold under agreement to repurchase, net            (28,557)              49,708                   --
     Short-term investments, net                                    33,580               75,771             (147,030)
                                                             -----------------  -------------------   ---------------
Cash Flows Used In Investing Activities                           (366,512)            (163,291)            (232,034)
                                                             -----------------  -------------------   ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                               3,448,370            3,098,764            2,099,600
          Withdrawals                                           (3,091,565)          (2,866,331)          (2,076,303)
                                                             -----------------  -------------------   ---------------
Cash Flows From (Used in) Financing Activities                     356,805              232,433               23,297
                                                             -----------------  -------------------   ---------------
     Net increase (decrease) in Cash                               (13,283)              18,321               (2,408)
     Cash, beginning of year                                        89,679               71,358               73,766
                                                             -----------------  -------------------   ---------------
CASH, END OF PERIOD                                            $    76,396          $    89,679          $    71,358
                                                             =================  ===================   ===============

SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid (received)                              $    55,144          $    99,810          $    (7,904)
                                                             =================  ===================   ===============


                 See Notes to Consolidated Financial Statements


                                       B4

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


1.  BUSINESS

Pruco Life Insurance Company ("the Company") is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company is licensed to sell individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program ("the Contracts") in the District of Columbia, Guam and in all states and territories except New York. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two wholly owned subsidiaries, Pruco Life Insurance Company of New Jersey ("PLNJ") and The Prudential Life Insurance Company of Arizona ("PLICA"). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, fixed annuities, and variable annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1997, 1998 or 1999 and at this time will not be issuing new business.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to allow Prudential to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by Prudential's Board of Directors, a public hearing and review and approval by two-thirds of the qualified policyholders who vote on the plan, review and approved by the New Jersey Department of Banking and Insurance. Prudential's management is in the process of developing a proposed plan of demutualization, although there can be no assurance that Prudential's Board of Directors will approve such a plan.

Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 14. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments

Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."


                                       B5

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effects on deferred policy acquisition costs and on policyholders' account balances that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income."

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for impaired loans and a portfolio reserve for incurred but not specifically identified losses. Impaired loans include those loans for which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.

Policy loans are carried at unpaid principal balances.

Short-term investments, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

Other long-term investments represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value. The Company's investment in the Separate Accounts are included on this line.

Realized investment gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

Cash

Cash includes cash on hand, amounts due from banks, and money market instruments.

Deferred Policy Acquisition Costs
The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income".

Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.



                                       B6

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.



                                       B7

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income". Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Foreign Currency Translation Adjustments
Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income". The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income".

Asset Management Fees
The Company receives asset management fee income from policyholder account balances invested in The Prudential Series Fund ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices or the value of securities or commodities. Derivative financial instruments used by the Company include futures, currency swaps and options contracts and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates, and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from derivative assets and liabilities are reported in the operating activities section in the Consolidated Statements of Cash Flows.

Income Taxes
The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.


                                       B8

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

New Accounting Pronouncements

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement, as amended, as of January 1, 2001 and is currently assessing the effect of the new standard.

In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk" ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to current year presentation.


                                       B9

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3.  INVESTMENTS

Fixed Maturities and Equity Securities:

The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:



                                                                              1999
                                                 --------------------------------------------------------------
                                                                        Gross         Gross
                                                  Amortized           Unrealized     Unrealized       Estimated
                                                     Cost                Gains         Losses        Fair Value
                                                  ----------          ----------      ----------     ----------
                                                                         (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and agencies    $  113,172          $        2      $    2,052     $  111,122

Foreign government bonds                              92,725               1,718           1,455         92,988

Corporate securities                               2,876,602               8,013          92,075      2,792,540

Mortgage-backed securities                             1,558                 157               3          1,712

                                                  ----------          ----------      ----------     ----------
Total fixed maturities available for sale         $3,084,057          $    9,890      $   95,585     $2,998,362
                                                  ==========          ==========      ==========     ==========

Fixed maturities held to maturity

Corporate securities                              $  388,990          $    1,832      $   13,000     $  377,822
                                                  ----------          ----------      ----------     ----------
Total fixed maturities held to maturity           $  388,990          $    1,832      $   13,000     $  377,822
                                                  ==========          ==========      ==========     ==========

Equity securities available for sale              $    3,238          $    1,373      $       79     $    4,532
                                                  ==========          ==========      ==========     ==========


                                                                                     1998
                                                      ----------------------------------------------------------------
                                                                        Gross            Gross
                                                      Amortized      Unrealized       Unrealized            Estimated
                                                         Cost           Gains            Losses            Fair Value
                                                      ----------      ----------       ----------          ----------
                                                                             (In Thousands)
  Fixed maturities available for sale
  U.S. Treasury securities and obligations of
    U.S government corporation and agencies           $  110,294      $      864       $      319          $  110,839

Foreign government bonds                                  87,112           2,003              696              88,419

Corporate securities                                   2,540,498          30,160            6,896           2,563,762

Mortgage-backed securities                                   750             156               --                 906

                                                      ----------      ----------       ----------          ----------
Total fixed maturities available for sale             $2,738,654      $   33,183       $    7,911          $2,763,926
                                                      ==========      ==========       ==========          ==========

Fixed maturities held to maturity

Corporate securities                                  $  410,558      $   11,287       $       --          $  421,845

                                                      ----------      ----------       ----------          ----------
Total fixed maturities held to maturity               $  410,558      $   11,287       $       --          $  421,845
                                                      ==========      ==========       ==========          ==========

Equity securities available for sale                  $    2,951      $      168       $      272          $    2,847
                                                      ==========      ==========       ==========          ==========



                                      B10

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3.  INVESTMENTS (continued)
The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1999 are shown below:


                                            Available for Sale                     Held to Maturity
                                    ------------------------------------  ------------------------------------
                                       Amortized       Estimated Fair         Amortized       Estimated Fair
                                          Cost              Value               Cost               Value
                                    ----------------- ------------------   ---------------- -------------------
                                              (In Thousands)                         (In Thousands)

Due in one year or less                $  178,298          $  175,638          $  18,369          $  18,296

Due after one year through five         1,144,552           1,118,150            178,893            178,624
years

Due after five years through ten        1,326,637           1,283,515            175,549            165,341
years

Due after ten years                       433,012             419,347             16,179             15,561

Mortgage-backed securities                  1,558               1,712                  -                  -
                                    ---------------- -------------------  ----------------- ------------------
Total                                  $3,084,057          $2,998,362          $ 388,990          $ 377,822
                                    ================ ===================  ================= ==================


Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1999, 1998, and 1997 were $2,950.4 million, $5,327.3 million, and $2,796.3 million, respectively. Gross gains of $13.1 million, $46.3 million, and $18.6 million and gross losses of $31.1 million, $14.1 million, and $7.9 million were realized on those sales during 1999, 1998, and 1997, respectively. During the years ended December 31, 1999, 1998, and 1997, there were no securities classified as held to maturity that were sold.

Proceeds from the maturity of fixed maturities available for sale during 1999, 1998, and 1997 were $126.5 million, $102.1 million, and $32.4 million, respectively

Writedowns for impairments of fixed maturities which were deemed to be other than temporary were $11.2 million, $2.8 million and $0.1 million for the years 1999, 1998 and 1997, respectively.

Mortgage Loans on Real Estate

The Company's mortgage loans were collateralized by the following property types at December 31, 1999 and 1998.



                                                       1999                             1998
                                             ----------------------------     ---------------------------
                                                                   (In Thousands)

                 Retail stores                    $ 6,518        62.0%            $ 7,356        42.4%

                 Apartment complexes                    -            -              5,988        34.5%

                 Industrial buildings               3,991        38.0%              4,010        23.1%

                                             ----------------------------     ---------------------------
                       Net carrying value         $10,509       100.0%            $17,354       100.0%
                                             ============================     ===========================

The largest concentration of mortgage loans are in the states of Washington (51%), New Jersey (38%), and North Dakota (11%).

Special Deposits and Restricted Assets
Fixed maturities of $8.2 million and $8.6 million at December 31, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Equity securities restricted as to sale were $.3 million and $2.5 million at December 31, 1999 and 1998, respectively.




                                      B11

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
3.  INVESTMENTS (continued)

Other Long-Term Investments

The Company's "Other long-term investments" of $77.8 million and $42.0 million as of December 31, 1999 and 1998, respectively, are comprised of joint ventures, limited partnerships, and the Company's investment in the Separate Accounts. Joint ventures, limited partnerships and other totaled $32.8 million and $1.0 million at December 31, 1999 and 1998, respectively. The Company's share of net income from the joint ventures was $0.3 million, $0.1 million and $2.2 million for the years ended December 31, 1999, 1998 and 1997, respectively, and is reported in "Net investment income." The Company's investment in the Separate Accounts was $45.0 million and $41.0 million at December 31, 1999 and 1998, respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:



                                                              1999                1998               1997
                                                          ----------------   -----------------  -----------------
                                                                             (In Thousands)

  Fixed maturities - available for sale                        $188,236            $179,184          $ 161,140
  Fixed maturities - held to maturity                            29,245              26,128             26,936
  Equity securities                                                   -                  14                 76
  Mortgage loans on real estate                                   2,825               1,818              2,585
  Policy loans                                                   42,422              40,928             37,398
  Short-term investments                                         19,208              23,110             22,011
  Other                                                           4,432               6,886             14,920
                                                          ----------------   -----------------  -----------------
  Gross investment income                                       286,368             278,068            265,066
       Less:  investment expenses                                (9,547)            (16,638)            (5,432)
                                                          ----------------   -----------------  -----------------
  Net investment income                                        $276,821            $261,430          $ 259,634
                                                          ================   =================  =================


Realized investment gains (losses), net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:



                                                              1999                1998               1997
                                                          ----------------   -----------------  -----------------
                                                                             (In Thousands)

  Fixed maturities - available for sale                       $ (29,192)            $29,330             $9,039
  Fixed maturities - held to maturity                               102                 487                821
  Equity securities                                                 392               3,489                  8
  Mortgage loans on real estate                                       -                   -                797
  Derivative instruments                                         (1,557)             12,414                  -
  Other                                                          (2,290)               (879)               309
                                                          ----------------   -----------------  -----------------
  Realized investment (losses) gains, net                     $ (32,545)            $44,841            $10,974
                                                          ================   =================  =================






                                      B12

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income". Changes in these amounts include reclassification adjustments to avoid including in "Other Comprehensive income
(loss)", those items that are included as part of "Net income" for a period that also had been part of "Other Comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:



                                                                                                                     Accumulated
                                                                                                                        other
                                                                                                                     comprehensive
                                                                                                                     income (loss)
                                                                        Deferred                        Deferred     related to net
                                                      Unrealized        policy        Policyholders'   income tax     unrealized
                                                     gains(losses)    acquisition       Account        (liability)    investment
                                                     investments        costs           Balances        benefit      gains(losses)
                                                      ---------        ---------        ---------       ---------      ---------
                                                                                   (In Thousands)
Balance,  January 1, 1997                             $  26,930        $  (7,893)       $   2,451        $  (7,384)       $  14,104

Net investment gains (losses) on
investments arising during the period                    21,338               --               --           (7,445)          13,893

Reclassifications adjustment for
gains included in net income                            (10,277)              --               --            3,585           (6,692)

Impact of net unrealized investment
gains on deferred policy acquisition
costs                                                        --           (8,412)              --            2,944           (5,468)

Impact of net unrealized investment
gains on policyholders' account
balances                                                     --               --            1,292               --            1,292
                                                      ---------        ---------        ---------        ---------        ---------

Balance,  December 31, 1997                              37,991          (16,305)           3,743           (8,300)          17,129

Net investment gains (losses) on
investments arising during the period                    22,801               --               --           (7,588)          15,213

Reclassifications adjustment for
gains included in net income                            (35,623)              --               --           11,855          (23,768)

Impact of net unrealized investment
gains on deferred policy acquisition
costs                                                        --            3,190               --           (1,048)           2,142

Impact of net unrealized investment
gains on policyholders' account
balances                                                     --               --           (1,063)             249             (814)
                                                      ---------        ---------        ---------        ---------        ---------

Balance,  December 31, 1998                              25,169          (13,115)           2,680           (4,832)           9,902

Net investment gains (losses) on
investments arising during the period                  (138,268)              --               --           47,785          (90,483)

Reclassifications adjustment for
gains included in net income                             28,698               --               --           (9,970)          18,728

Impact of net unrealized investment
gains on deferred policy acquisition                         --           53,407               --          (16,283)          37,124
costs

Impact of net unrealized investment
gains on policyholders' account                              --               --           (5,712)           2,077           (3,635)
balances
                                                      ---------        ---------        ---------        ---------        ---------

Balance,  December 31, 1999                           $ (84,401)       $  40,292        $  (3,032)       $  18,777        $ (28,364)
                                                      =========        =========        =========        =========        =========




                                      B13

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the year ended December 31, 1999, are as follows:



                                                                                           1999
                                                                                     -----------------
                                                                                      (In Thousands)

Balance, beginning of year                                                                $ 861,713
Capitalization on commissions, sales and issue expenses                                     242,373
Amortization                                                                               (96,451)
Change in unrealized investment gains                                                        53,407
Foreign currency translation                                                                  1,743
                                                                                     -----------------
Balance, end of year                                                                     $1,062,785
                                                                                     =================


5.  POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:



                                                          1999                     1998
                                                   -------------------      -------------------
                                                                 (In Thousands)

         Life insurance                                     $ 587,162                $ 500,429
         Annuities                                             48,816                   28,350
                                                   -------------------      -------------------
                                                            $ 635,978                $ 528,779
                                                   ===================      ===================


Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for immediate annuities.

The following table highlights the key assumptions generally utilized in calculating these reserves:



           Product                       Mortality               Interest Rate          Estimation Method
-------------------------------   -------------------------   --------------------   -------------------------
Life insurance - Domestic         Generally rates guaranteed     2.5% to 7.5%        Net level premium based
                                  in calculating cash                                on the non-forfeiture interest
                                  surrender values                                   rate

Life insurance - International    Generally rates guaranteed     2.5% to 7.5%        Net level premium based
                                  in calculating cash                                on the expected investment
                                  surrender values                                   return

Individual immediate annuities    1983 Individual Annuity        3.5% to 11.0%       Present value of
                                  Mortality Table with                               expected future payment
                                  certain modifications                              based on historical
                                                                                     experience




                                      B14

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


5.  POLICYHOLDERS' LIABILITIES (continued)

Policyholders' account balances at December 31, are as follows:



                                                          1999                     1998
                                                   -------------------      -------------------
                                                                 (In Thousands)

         Interest-sensitive life contracts                 $1,383,795               $1,392,649
         Individual annuities                               1,147,722                1,077,996
         Guaranteed investment contracts                      584,744                  231,366
                                                   -------------------      -------------------
                                                           $3,116,261               $2,702,011
                                                   ===================      ===================


Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:



            Product                            Interest Rate                Withdrawal / Surrender Charges
---------------------------------   ------------------------------------  ------------------------------------
Interest sensitive life                         4.0% to 6.5 %             Various up to 10 years

Individual annuities                            3.0% to 5.6%              0% to 8% for up to 8 years

Guaranteed investment contracts                5.02% to 7.32%             Subject to market value withdrawal
                                                                          provisions for any funds withdrawn
                                                                          other than for benefit responsive
                                                                          and contractual payments


6.  REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.




                                      B15

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


6.  REINSURANCE (continued)

Reinsurance amounts included in the Consolidated Statements of Operations for the year ended December 31 are below.



                                                          1999               1998               1997
                                                    ----------------   ----------------   ----------------
                                                                       (In Thousands)

        Reinsurance premiums assumed                        1,778              1,395              1,369
        Reinsurance premiums ceded - affiliated            (6,882)            (6,532)              (686)
        Reinsurance premiums ceded - unaffiliated          (1,744)            (2,819)            (3,038)
                                                    ================   ================   ================

        Policyholders' benefits ceded                      $4,228             $4,044             $3,912
                                                    ================   ================   ================


Reinsurance recoverables, included in "Other assets" in the Company's Consolidated Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:



                                                              1999                 1998
                                                       -------------------   -----------------
                                                                    (In Thousands)

         Life insurance - affiliated                            $ 6,653             $ 4,155
         Life insurance - unaffiliated                            2,625               2,326
         Other reinsurance - affiliated                          15,600              21,650
                                                       -------------------   -----------------
                                                                $24,878             $28,131
                                                       ===================   =================


7.  EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has a non-contributory defined benefit pension plan which covers substantially all of its Taiwanese employees. This plan was established as of September 30, 1998 and the projected benefit obligation and related expenses at December 31, 1999 were not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company by Prudential in accordance with the service agreement described in Footnote 14.




                                      B16

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:



                                                             1999                1998               1997
                                                         ----------------   -----------------  -----------------
                                                                            (In Thousands)
     Current tax expense (benefit):
        U.S.                                                $ (14,093)             $67,272            $71,989
        State and local                                            378               2,496              1,337
        Foreign                                                     15                   -                  -
                                                         ----------------   -----------------  -----------------
        Total                                                 (13,700)              69,768             73,326
                                                         ----------------   -----------------  -----------------


     Deferred tax expense (benefit):
        U.S.                                                    42,320              14,059           (11,458)
        State and local                                          1,316                 406                  -
                                                         ----------------   -----------------  -----------------
        Total                                                   43,636              14,465           (11,458)
                                                         ----------------   -----------------  -----------------

      Total income tax expense                                 $29,936             $84,233            $61,868
                                                         ================   =================  =================


The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:



                                                             1999                1998               1997
                                                         ----------------   -----------------  -----------------
                                                                           (In Thousands)

     Expected federal income tax expense                       $29,936             $82,668            $58,885
     State and local income taxes                                1,101               1,886                869
     Dividends received deduction                              (1,010)               (199)                  -
     Other                                                        (91)               (122)              2,114
                                                         ----------------   -----------------  -----------------
     Total income tax expense                                  $29,936             $84,233            $61,868
                                                         ================   =================  =================

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:



                                                              1999                     1998
                                                         ------------------      -------------------
                                                                     (In Thousands)
              Deferred tax assets
                   Insurance reserves                           $ 93,949                 $ 93,564
                   Net unrealized (gains) losses on
                       securities                                 31,132                   (9,061)
                   Other                                           2,502                        -
                                                         ------------------      -------------------
                   Deferred tax assets                           127,583                   84,503
                                                         ------------------      -------------------

              Deferred tax liabilities
                   Deferred acquisition costs                    299,683                  224,179
                   Net investment gains                              110                    3,180
                   Other                                               -                    5,978
                                                         ------------------      -------------------
                   Deferred tax liabilities                      299,793                  233,337
                                                         ------------------      -------------------

              Net deferred tax liability                        $172,210                 $148,834
                                                         ==================      ===================



                                      B17

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8.  INCOME TAXES (continued)

Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1999 and 1998, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992. The Service has begun their examination of the years 1993 through 1995.

9.  EQUITY

Reconciliation of Statutory Surplus and Net Income

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP.



                                                              1999               1998               1997
                                                          ----------------   ----------------   ----------------
                                                                            (In Thousands)
Statutory net (loss) income                                  $ (82,291)         $ (33,097)           $ 12,778

Adjustments to reconcile to net income on a GAAP basis:

     Statutory income of subsidiaries                            20,221             18,953             18,553
     Amortization and capitalization of deferred
        acquisition costs                                       145,921            202,375             38,003
     Deferred premium                                               639              2,625              1,144
     Insurance revenue and expenses                              45,915            (24,942)            26,517
     Income taxes                                               (43,644)           (21,805)            11,956
     Valuation of investments                                   (24,908)            20,077                506
     Asset management fees                                      (13,503)                 -                  -
     Other, net                                                   7,245            (12,224)            (3,083)
                                                          ----------------   ----------------   ----------------
GAAP net income                                                $ 55,595           $151,962           $106,374
                                                          ================   ================   ================


                                                               1999               1998
                                                          -----------------  -----------------
                                                                    (In Thousands)
  Statutory surplus                                             $889,186           $931,164

  Adjustments to reconcile to equity on a GAAP basis:

       Valuation of investments                                  (38,258)           117,254
       Deferred acquisition costs                              1,062,785            861,713
       Deferred premium                                          (16,539)           (15,625)
       Insurance liabilities                                     (54,927)          (133,811)
       Income taxes                                             (150,957)          (123,343)
       Asset management fees                                     (13,503)                 -
       Other, net                                                 (7,968)            15,880
                                                          -----------------  -----------------
  GAAP stockholder's equity                                   $1,669,819         $1,653,232
                                                          =================  =================





                                      B18

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities

Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Mortgage loans on real estate

The estimated fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy loans

The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

Investment contracts

For guaranteed investment contracts, estimated fair values are derived by using discounted projected cash flows based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. Estimated fair values for individual deferred annuities are derived using the policyholder's account balance.

Derivative financial instruments

The fair value of futures is estimated based on market quotes for transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:



                                                      1999                                   1998
                                           ----------------------------------     --------------------------------
                                             Carrying          Estimated            Carrying        Estimated
                                              Value           Fair Value             Value         Fair Value

                                           ----------------  ----------------     --------------- ----------------
                                                                      (In Thousands)
Financial Assets:
     Fixed maturities:  Available for sale    $2,998,362        $2,998,362          $2,763,926       $2,763,926
     Fixed maturities:  Held to maturity         388,990           377,822             410,558          421,845
     Equity securities                             4,532             4,532               2,847            2,847
     Mortgage loans on real estate                10,509            11,550              17,354           19,465
     Policy loans                                792,352           761,232             766,917          806,099
     Short-term investments                      207,219           207,219             240,727          240,727
     Cash                                         76,396            76,396              89,679           89,679
     Separate Account assets                  16,032,449        16,032,449          11,490,751       11,490,751
     Derivatives                                      38                38                   -                -

Financial Liabilities:
     Investment contracts                     $1,282,964        $1,277,317           $ 835,034        $ 839,105
     Cash collateral for loaned securities        87,336            87,336              73,336           73,336
     Securities sold under repurchase
        agreements                                21,151            21,151              49,708           49,708
     Separate Account liabilities             16,032,449        16,032,449          11,490,751       11,490,751
     Derivatives                                   5,012             5,243               1,723            2,374


                                      B19

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


11.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Futures & Options

The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates and to manage the duration of assets and the duration of liabilities supported by those assets. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is estimated based on market quotes for a transaction with similar terms.

Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional value of futures contracts was $122.1 million and $40.8 million at December 31, 1999 and 1998, respectively. The fair value of futures contracts was $(2.0) million at December 31, 1999 and immaterial at December 31, 1998.

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings. The fair value of options was immaterial at December 31, 1999 and 1998.

Currency Derivatives

The Company uses currency swaps to reduce market risk from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to manage the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency swaps are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in "Accumulated Other Comprehensive Income". If currency swaps do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in current period earnings.

The notional value and fair value of the currency swaps $31.0 million and $(3.2) million and $40.5 million and $(2.3) million, respectively, at December 31, 1999 and 1998.



                                      B20

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


11.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts are with investment grade counterparties. As of December 31, 1999, 80% of notional consisted of interest rate derivatives, and 20% of notional consisted of foreign currency derivatives.

12.  CONTINGENCIES

Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in a consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the U.S. District Court for the District of New Jersey. The class action suit involved alleged improprieties in connection with the sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company has participated in a remediation program pursuant to which relief was offered to policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995. Prudential has agreed to indemnify the Company for any liability incurred in connection with that litigation.

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted with precision. Management believes that any ultimate liability which could result from such litigation would not have a material adverse effect on the Company's financial position.

13.  DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1999, the Company would not be permitted a non-extraordinary dividend distribution in 2000.

14.  RELATED PARTY TRANSACTIONS

Service Agreements
Prudential and the Company operate under service and lease agreements whereby services of officers and employees (except for those agents employed directly by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential. Prudential periodically reviews its methods for determining the level of administrative expenses charged to the Company. Late in 1998, Prudential revised its allocation methodology to more closely align allocations based on business processes, resulting in increased allocations from 1998 levels. Management believes that the updated methodology is reasonable and better reflects actual costs incurred by Prudential to process transactions on behalf of the Company. The net cost of these services allocated to the Company were $317.4 million, $269.9 million and $139.5 million for the years ended December 31, 1999, 1998, and 1997, respectively.

In addition, the Company received allocated distribution expenses from Prudential's retail agency network. Beginning in 1999, market based distribution transfer pricing was the basis for allocating costs to each product line that distributes products through Prudential's retail agency channels. A majority of these distribution expenses have been capitalized by the Company as deferred policy acquisition costs ("DAC").

The Company receives asset management fee income from policyholder account balances invested in the Prudential Series Fund ("PSF"). These amounts are shown as asset management fees on the statement of operations. The Company also collects these fees on behalf of Prudential. The amounts due to Prudential related to PSF fees were $0.1 million and $22.6 million at December 31, 1999 and December 31, 1998, respectively.


                                      B21

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


14.  RELATED PARTY TRANSACTIONS (continued)

The Company pays an asset management fee to Prudential Global Asset Management ("PGAM") for managing the Separate Account investment portfolio. The expense for the year was $25.9 million, which is shown in general, administrative and other expenses.

The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential. The cash surrender value included in Separate Accounts was $725.3 million and $362.3 million at December 31, 1999, and 1998, respectively. The fees received in 1999 related to the COLI policies were $4.0 million.

Reinsurance

The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1999, 1998, and 1997.

Debt Agreements

In July 1998, the Company established a revolving line of credit facility of up to $500 million with Prudential Funding Corporation, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1999.


                                      B22

                        Report of Independent Accountants

   To the Board of Directors and Stockholder of Pruco Life Insurance Company

   In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of the Prudential Insurance Company of America) and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
   New York, New York
   March 21, 2000


                                      B23

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

(a)     FINANCIAL STATEMENTS



(1) Financial Statements of the Dicovery Select Variable Annuity Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 1999; the Statements of Operations for the period ended December 31, 1999; the Statements of Changes in Net Assets for the periods ended December 31, 1999 and December 31, 1998; and the Notes relating thereto will appear in the statement of additional information. (Part B of the Registration Statement) (Note 1)



(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 1999 and 1998; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 1999, 1998 and 1997; and the Notes to the Consolidated Financial Statements will appear in the statement of additional information (Part B of the Registration Statement) (Note 1).



(b)        EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)    Agreements for custody of securities and similar investments--Not
       Applicable.

(3)    (a)    Form of Distribution Agreement between Prudential Investment
              Management Services, Inc. "PIMS" (Underwriter) and Pruco Life
              Insurance Company (Depositor)(Note 3)

       (b)    Form of Selected Broker Agreement used by PIMS (Note 3)

(4)    (a)    The Discovery Choice Contract VFLX-99 C-ROP. (Note 4)

       (b)    The Discovery Choice Contract VFLX-99 C-GMDB. (Note 4)

(5)    (a)    Application form for the Contract. (Note 4)

(6)    (a)    Articles of Incorporation of Pruco Life Insurance Company, as
              amended through October 19, 1993. (Note 5)

       (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

       (a)    Form of Fund Participation Agreement. (Note 7)

(9) Opinion of Counsel as to legality of the securities being registered.(Note 1)

(10) Written consent of PricewaterhouseCoopers LLP independent accountants.(Note 1)

(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)   Schedule of Performance Computations. (Note 1)

(14)   Powers of Attorney.


       (a)    Ira J. Kleinman, Esther H. Milnes and I. Edward Price (Note 8)


       (b)    Dennis G. Sullivan (Note 9)

       (c)    Kiyofumi Sakaguchi (Note 10)

       (d)    James J. Avery, Jr (Note 11)

       (e)    David  R. Odenath, Jr.(Note 12)

(Note 1)      Filed herewith


(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.


(Note 4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-79201, filed August 17, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.


(Note 5) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.


(Note 9) Incorporated by reference to Post-Effective Amendment No. 6 to Form S-1, Registration No. 33-86780, filed April 16, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.



(Note 10)     Incorporated by reference to Post Effective Amendment No. 8 to
              Form S-6, Registration No.33-49994, filed April 28, 1997, on behalf of the Pruco Life PRUvider Variable Appreciable Account.


(Note 11)     Incorporated by reference to Post-Effective Amendment No. 2 to
              Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.


(Note 12)    Incorporated by reference to Post-Effective Amendment No.7 to
             Form S-1, Registration No. 33-86780, filed April 12, 2000 on behalf of the Pruco Life Variable Contract Real Property Account.


ITEM 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A:  Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and The Prudential Insurance Company of Arizona ("PLICA"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).


The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 32 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed February 28, 1997, the text of which is hereby incorporated.

ITEM 27.        NUMBER OF CONTRACT OWNERS


As of February 29, 2000, there were 16 owners of qualified contracts and 128 owners of non-qualified contracts offered by the Registrant.


ITEM 28.        INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.        PRINCIPAL UNDERWRITERS

(a)    Prudential Investment Management Services LLC (PIMS)


          PIMS is distributor for the following open-end management companies:
Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund. Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Mananged Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds and The Target Portfolio Trust.



          PIMS is also distributor of the following unit investment trusts:
Separate Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10. The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b) Information concerning the officers and directors of PIMS is set forth below.



                                             POSITIONS AND OFFICES                      POSITIONS AND OFFICES
NAME (1)                                     WITH UNDERWRITER                           WITH REGISTRANT
--------                                     ----------------                           ---------------
Robert F. Gunia ..........................   President                                  None

Jean  D. Hamilton ........................   Executive Vice President                   None

John R. Strangfeld .......................   Executive Vice President                   None

Kevin B. Frawley .........................   Senior Vice President and Chief            None
                                             Compliance Officer


Froucis O. Odubekun.......................   Senior Vice President and Chief            None
                                             Operating Officer


William V. Healey ........................   Senior Vice President, Secretary and       None
                                             Chief Legal Officer

Margaret M. Deverell .....................   Senior Vice President, Comptroller and     None
                                             Chief Financial Officer

C. Edward Chaplin.........................   Treasurer                                  None


---------------------------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)    Not applicable

ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.        MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.        UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement has caused this post-effective amendment No. 10 to its Registration Statement, to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 17th day of April, 2000.



            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  (Registrant)

                        BY: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)

Attest: /s/ CLIFFORD E. KIRSCH                     /s/  ESTHER H. MILNES
---------------------------------------------    ---------------------------
            CLIFFORD E. KIRSCH                          ESTHER H. MILNES
            CHIEF LEGAL OFFICE AND SECRETARY            PRESIDENT


                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


    SIGNATURE AND TITLE
    ---------------------



         *
-------------------------------------
ESTHER H. MILNES                                            Date: April 17, 2000
PRESIDENT AND DIRECTOR



         *
-------------------------------------
JAMES J. AVERY JR
CHAIRMAN OF THE BOARD AND DIRECTOR

         *                                    *By:          CLIFFORD E. KIRSCH
-------------------------------------         ----------------------------------
DENNIS G. SULLIVAN                                          CLIFFORD E. KIRSCH
VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER                 (ATTORNEY-IN-FACT)
(PRINCIPAL FINANCIAL OFFICER AND CHIEF
ACCOUNTING OFFICER)



         *
-------------------------------------
IRA J. KLEINMAN
DIRECTOR

         *
-------------------------------------
I. EDWARD PRICE
DIRECTOR

         *
-------------------------------------
KIYOFUMI SAKAGUCHI
DIRECTOR

         *
-------------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                EXHIBIT INDEX



Exhibit

 (9)  Opinion of Counsel


(10)  Consent of Independent Accountants, PricewaterhouseCoopers, LLP


(13)  Schedule of Performance Computations